-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: August 31, 2011

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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05040
                                   ---------------------------------------------

                       Total Return US Treasury Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  40 West 57th Street, 18th Floor       New York, New York            10019
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)

                           R. Alan Medaugh, President

ISI, Inc.         40 West 57th Street, 18th Floor       New York, New York 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600
                                                    ----------------------------

Date of fiscal year end:        October 31, 2009
                            -------------------------

Date of reporting period:       April 30, 2009
                            -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

ISI   International
      Strategy &
      Investment
================================================================================

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2009
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                  TOTAL RETURN
                                   US TREASURY
                                   FUND, INC.


                                MANAGED MUNICIPAL
                                   FUND, INC.


                                 NORTH AMERICAN
                                 GOVERNMENT BOND
                                   FUND, INC.


                                  ISI STRATEGY
                                   FUND, INC.

--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
ISI FUNDS SEMI-ANNUAL REPORT -- TABLE OF CONTENTS
--------------------------------------------------------------------------------

Investment Advisor's Message ..............................................    1

Performance Comparisons ...................................................    2

Shareholder Expense Examples ..............................................   10

Portfolio Profiles ........................................................   12

Schedules of Investments ..................................................   13

Statements of Assets and Liabilities ......................................   26

Statements of Operations ..................................................   29

Statements of Changes in Net Assets .......................................   31

Financial Highlights ......................................................   36

Notes to Financial Statements .............................................   41

Notice to Shareholders ....................................................   49

--------------------------------------------------------------------------------
INVESTMENT ADVISOR'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the semi-annual report to shareholders for the ISI Funds. This report covers the six-month reporting period ended April 30, 2009. For this period, Total Return US Treasury Fund, Inc. ('Total Return') produced a +8.79% return; Managed Municipal Fund, Inc. ('Managed Municipal') produced a
+8.78% return; North American Government Bond Fund, Inc. ('North American') produced a +7.22% return in its Class A Shares and a +6.89% return in its Class C Shares; and ISI Strategy Fund ('Strategy') produced a -3.12% return. These figures assume the reinvestment of dividends and capital gain distributions, and exclude the impact of any sales charges.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE OF A FUND, PLEASE CALL (800) 882-8585.

DESCRIPTION OF FUND OBJECTIVES

Total Return, Managed Municipal, North American and Strategy, (each a 'Fund' and collectively, the 'Funds') are registered under the Investment Company Act of 1940 as open-end management investment companies. The Funds are organized as corporations under the laws of the state of Maryland.

International Strategy & Investment, Inc. ('ISI') manages all four Funds. Total Return's investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal's investment objective is designed to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is designed to maximize total return through a combination of long-term growth of capital and current income.

We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. Alan Medaugh

R. Alan Medaugh
President
May 27, 2009

--------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND -
PERFORMANCE COMPARISON(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          TOTAL RETURN US TREASURY FUND - ISI SHARES, BARCLAYS CAPITAL
        TREASURY INDEX, BARCLAYS CAPITAL INTERMEDIATE TREASURY INDEX AND
          BARCLAYS CAPITAL LONG-TERM TREASURY INDEX: VALUE OF A $10,000
                 INVESTMENT (FOR 10 YEARS ENDED APRIL 30, 2009)
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

                                    Barclays       Barclays        Barclays
                   Total Return     Capital        Capital         Capital
                   US Treasury      Treasury     Intermediate     Long-Term
                       Fund          Index      Treasury Index  Treasury Index
--------------------------------------------------------------------------------
4/30/1999            $ 9,700        $10,000        $10,000        $10,000
4/30/2000              9,915         10,222         10,223         10,206
4/30/2001             10,801         11,338         11,361         11,292
4/30/2002             11,492         12,165         12,147         12,179
4/30/2003             12,861         13,580         13,228         14,272
4/30/2004             12,849         13,650         13,352         14,197
4/30/2005             13,603         14,358         13,707         15,991
4/30/2006             13,447         14,326         13,798         15,482
4/30/2007             14,452         15,309         14,633         16,992
4/30/2008             15,529         16,798         16,048         18,684
4/30/2009             16,951         18,035         17,142         20,423

--------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND -
PERFORMANCE COMPARISON(1) (CONTINUED)
--------------------------------------------------------------------------------

                                     CUMULATIVE TOTAL RETURNS (WITH LOAD)              AVERAGE ANNUAL TOTAL RETURNS (WITH LOAD)
                       -----------------------------------------------------------  ------------------------------------------------
PERIODS ENDED                                                             SINCE                                            SINCE
APRIL 30, 2009         6 MONTHS  1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION(2) 1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION(2)
------------------------------------------------------------------------------------------------------------------------------------
Total Return US
   Treasury Fund         5.49%    5.89%    22.28%    27.98%    69.43%    305.43%     5.89%    6.94%    5.06%     5.41%      6.99%
Barclays Capital
   Treasury Index(3)     5.48%    7.36%    25.89%    32.12%    80.35%    341.40%     7.36%    7.97%    5.73%     6.07%      7.45%
Barclays Capital
   Intermediate
   Treasury Index(3)     4.27%    6.80%    24.24%    28.39%    71.42%    290.32%     6.80%    7.50%    5.12%     5.54%      6.81%
Barclays Capital
   Long-Term
   Treasury Index(3)    10.24%    9.30%    31.91%    43.85%   104.23%    513.98%     9.30%    9.67%    7.54%     7.40%      9.18%

 1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distributions of the Fund's capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently the Fund's weighted average maturity is approximately
      7.12 years.

 2 The Fund's inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.

 3 The Barclays Capital Treasury Index is an unmanaged index reflecting the performance of all public Treasury obligations and does not focus on one particular segment of the Treasury market. The Barclays Capital Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. The Barclays Capital Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND -
PERFORMANCE COMPARISON(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       MANAGED MUNICIPAL FUND, BARCLAYS CAPITAL GENERAL OBLIGATION INDEX, BARCLAYS CAPITAL PREREFUNDED MUNICIPAL BOND INDEX AND CONSUMER PRICE INDEX:
        VALUE OF A $10,000 INVESTMENT (FOR 10 YEARS ENDED APRIL 30, 2009)
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

                                  Barclays Capital  Barclays Capital
                      Managed          General        Prerefunded     Consumer
                     Municipal       Obligation       Municipal        Price
                       Fund            Index          Bond Index       Index
--------------------------------------------------------------------------------
4/30/1999             $ 9,700          $10,000          $10,000       $10,000
4/30/2000               9,490            9,947           10,113        10,307
4/30/2001              10,413           10,940           10,917        10,644
4/30/2002              11,051           11,698           11,613        10,818
4/30/2003              11,953           12,657           12,441        11,059
4/30/2004              12,002           12,969           12,625        11,312
4/30/2005              12,662           13,775           13,079        11,709
4/30/2006              12,754           14,008           13,231        12,124
4/30/2007              13,391           14,791           13,820        12,347
4/30/2008              13,878           15,430           14,634        12,870
4/30/2009              14,533           16,281           15,682        12,805

--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND -
PERFORMANCE COMPARISON(1) (CONTINUED)
--------------------------------------------------------------------------------

                                     CUMULATIVE TOTAL RETURNS (WITH LOAD)              AVERAGE ANNUAL TOTAL RETURNS (WITH LOAD)
                       -----------------------------------------------------------  ------------------------------------------------
PERIODS ENDED                                                             SINCE                                            SINCE
APRIL 30, 2009         6 MONTHS  1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION(2) 1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION(2)
------------------------------------------------------------------------------------------------------------------------------------
Managed Municipal
   Fund                  5.50%    1.54%    10.49%    17.46%   45.28%     168.01%     1.54%   3.38%    3.27%     3.81%      5.28%
Barclays Capital
   General Obligation
   Index(3)              8.57%    5.50%    16.23%    25.53%   62.81%     219.23%     5.50%   5.14%    4.65%     4.99%      6.24%
Barclays Capital
   Prerefunded
   Municipal
   Bond Index(3)         6.47%    7.17%    18.52%    24.21%   56.82%     183.15%     7.17%   5.83%    4.43%     4.60%      5.58%
Consumer Price
   Index(4)             -1.95%   -0.62%     5.62%    13.20%   28.05%      37.36%    -0.62%   1.84%    2.51%     2.50%      1.67%

 1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distributions of the Fund's income and capital gains may be subject to state and local taxes.

 2 The Fund's inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.

 3 The Barclays Capital General Obligation Index is an unmanaged index reflecting general municipal bond market performance. The Barclays Capital Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the general Barclays Capital Municipal Bond Index, and contains only bonds from that index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

 4    The Consumer Price Index is a widely used measure of inflation.

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND -
ISI CLASS A PERFORMANCE COMPARISON (1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       NORTH AMERICAN GOVERNMENT BOND FUND - ISI CLASS A SHARES, BARCLAYS
         CAPITAL INTERMEDIATE TREASURY INDEX, BARCLAYS CAPITAL EMERGING
      AMERICAS INDEX: MEXICO SECTION / CITIGROUP US BROAD INVESTMENT-GRADE
          BOND INDEX MEXICO SECTOR AND CONSUMER PRICE INDEX: VALUE OF A
             $10,000 INVESTMENT (FOR 10 YEARS ENDED APRIL 30, 2009)
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

                                                 Barclays Capital
                                                     Emerging
                                                  Americas Index:
                                                  Mexico Section /
                                                   Citigroup US
                 North American  Barclays Capital      Broad
                Government Bond   Intermediate    Investment-Grade   Consumer
                  Fund - ISI       Treasury         Bond Index         Price
                 Class A Shares      Index         Mexico Sector       Index
--------------------------------------------------------------------------------
4/30/1999           $ 9,700         $10,000           $10,000        $10,000
4/30/2000            10,033          10,223            11,222         10,307
4/30/2001            11,084          11,361            12,543         10,644
4/30/2002            11,821          12,147            14,572         10,818
4/30/2003            13,034          13,228            16,909         11,059
4/30/2004            13,009          13,352            17,646         11,312
4/30/2005            13,849          13,707            19,187         11,709
4/30/2006            14,180          13,798            20,101         12,124
4/30/2007            15,248          14,633            22,340         12,347
4/30/2008            16,733          16,048            23,244         12,870
4/30/2009            17,250          17,142            21,204         12,805

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND -
PERFORMANCE COMPARISON(1) (CONTINUED)
--------------------------------------------------------------------------------

                                     CUMULATIVE TOTAL RETURNS (WITH LOAD)              AVERAGE ANNUAL TOTAL RETURNS (WITH LOAD)
                       -----------------------------------------------------------  ------------------------------------------------
PERIODS ENDED                                                             SINCE                                            SINCE
APRIL 30, 2009         6 MONTHS  1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION(2) 1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION(2)
------------------------------------------------------------------------------------------------------------------------------------
North American
   Government Bond
   Fund - ISI Class
   A Shares              4.05%   -0.03%    18.03%    28.58%    72.52%    147.99%    -0.03%    5.68%    5.16%    5.60%      5.73%
North American
   Government
   Bond Fund - ISI
   Class C Shares(3)     5.89%    1.46%    19.36%    28.41%       --      23.97%     1.46%    6.08%    5.13%      --       3.67%
Barclays Capital
   Intermediate
   Treasury
   Index(4)              4.27%    6.80%    24.24%    28.39%    71.42%    148.85%     6.80%    7.50%    5.12%    5.54%      5.77%
Barclays Capital
   Emerging Americas
   Index: Mexico
   Section /
   Citigroup US Broad
   Investment-Grade
   Bond Index
   Mexico Sector(5)     20.46%   -8.76%     5.49%    20.16%   112.04%    313.00%    -8.76%    1.80%    3.74%    7.81%      9.12%
Consumer Price
   Index(6)             -1.95%   -0.62%     5.62%    13.20%    28.05%     37.36%    -0.62%    1.84%    2.51%    2.50%      1.97%

 1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes sales charges, if applicable. ISI Class A shares have a maximum 3.00% sales charge. ISI Class C Shares have a maximum 1.00% contingent deferred sales charge in the first year, which is eliminated thereafter.

 2 ISI Class A Shares inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.

 3 ISI Class C Shares inception date is May 16, 2003. Cumulative and annualized returns for the Barclays Capital Intermediate Treasury Index from May 31, 2003 through April 30, 2009 were 27.67% and 4.22%, respectively.

 4 The Barclays Capital Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

 5    Reflects the performance of the Barclays Capital Emerging  Americas Index:
      Mexico Section through October 31, 2004 and the Citigroup US Broad Investment-Grade Bond Index Mexico Sector from that date through October 31, 2006 and the Barclays Capital Global Aggregate Index: Mexico from October 31, 2006 through April 30, 2009. The Barclays Capital Emerging Americas Index: Mexico Section has been discontinued. Barclays Capital Emerging Americas Index: Mexico Section was an unmanaged sub-index of the Barclays Capital Emerging Americas Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Citigroup US Broad Investment-Grade Bond Index Mexico Sector is an unmanaged sub-index of the Citigroup US Broad Investment-Grade Bond Index reflecting the performance of selected Mexican debt instruments with maturities  of one year or more.  The Barclays  Capital  Global  Aggregate
      Index: Mexico Section is an unmanaged sub-index of Barclays Capital Global Aggregate Index which provides broad-based measure of global investment-grade fixed income markets. The Mexico Section reflects the US dollar performance of selected Mexican government peso-denominated debt instruments with maturities of one year or more. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

 6    The Consumer Price Index is a widely used measure of inflation.

--------------------------------------------------------------------------------
ISI STRATEGY FUND -
PERFORMANCE COMPARISON(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          ISI STRATEGY FUND, DOW JONES WILSHIRE 5000 (FULL CAP) INDEX,
          AND CONSUMER PRICE INDEX: VALUE OF A $10,000 INVESTMENT (FOR
                         10 YEARS ENDED APRIL 30, 2009)
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]


                            ISI                Dow Jones            Consumer
                          Strategy           Wilshire 5000           Price
                            Fund           (Full Cap) Index          Index
--------------------------------------------------------------------------------
4/30/1999                 $ 9,700               $10,000             $10,000
4/30/2000                  10,295                11,181              10,307
4/30/2001                   9,698                 9,605              10,644
4/30/2002                   9,316                 8,656              10,818
4/30/2003                   8,620                 7,480              11,059
4/30/2004                  10,084                 9,430              11,312
4/30/2005                  10,629                10,090              11,709
4/30/2006                  12,339                11,992              12,124
4/30/2007                  13,900                13,733              12,347
4/30/2008                  13,528                13,081              12,870
4/30/2009                   9,871                 8,584              12,805

-------------------------------------------------------------------------------
ISI STRATEGY FUND -
PERFORMANCE COMPARISON(1) (CONTINUED)
-------------------------------------------------------------------------------

                                     CUMULATIVE TOTAL RETURNS (WITH LOAD)              AVERAGE ANNUAL TOTAL RETURNS (WITH LOAD)
                       -----------------------------------------------------------  ------------------------------------------------
PERIODS ENDED                                                             SINCE                                            SINCE
APRIL 30, 2009         6 MONTHS  1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION(2) 1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION(2)
------------------------------------------------------------------------------------------------------------------------------------
ISI Strategy Fund       -6.04%  -29.23%   -22.38%    -5.06%    -1.32%    25.19%     -29.23%   -8.10%  -1.03%    -0.13%     1.95%
Dow Jones
   Wilshire 5000
   (Full Cap)
   Index(3)             -6.97%  -34.38%   -28.42%    -8.97%   -14.16%    87.26%     -34.38%  -10.55%  -1.86%    -1.52%     5.11%
Consumer Price
   Index(4)             -1.95%   -0.62%     5.62%    13.20%    28.05%    37.36%      -0.62%    1.84%   2.51%     2.50%     2.56%
Lipper Flexible
   Portfolio
   Funds Average(5)      0.65%  -26.77%    15.79%     3.76%     5.21%    49.21%     -26.77%    5.57%   0.74%     0.51%     3.23%

 1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge.

 2 The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.

 3 The Dow Jones Wilshire 5000 (Full Cap) Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

 4    The Consumer Price Index is a widely used measure of inflation.

 5 Lipper figures represent the average total returns by all mutual funds designated by Lipper as falling into the category indicated. The Lipper Flexible Portfolio Funds category includes funds that allocate their investment across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return.

-------------------------------------------------------------------------------
SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)
-------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, including management fees, Rule 12b-1 distribution/shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown (November 1, 2008) and held for the entire period (April 30, 2009).

ACTUAL EXPENSES - "Actual Return" in the following table provides information about actual account values and actual expenses. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" column to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - "Hypothetical Returns" in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of each Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, "Hypothetical Returns" in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

TOTAL RETURN US TREASURY FUND

                                             BEGINNING            ENDING                          ANNUALIZED
                                           ACCOUNT VALUE       ACCOUNT VALUE     EXPENSES PAID      EXPENSE
                                         NOVEMBER 1, 2008     APRIL 30, 2009    DURING PERIOD(1)     RATIO
------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return ..........       $1,000.00           $1,087.90           $4.14            0.80%
Based on Hypothetical 5% Return ......       $1,000.00           $1,020.83           $4.01            0.80%
------------------------------------------------------------------------------------------------------------

MANAGED MUNICIPAL FUND

                                             BEGINNING            ENDING                          ANNUALIZED
                                           ACCOUNT VALUE       ACCOUNT VALUE     EXPENSES PAID      EXPENSE
                                         NOVEMBER 1, 2008     APRIL 30, 2009    DURING PERIOD(1)     RATIO
------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return.. ........       $1,000.00           $1,087.80           $5.02            0.97%
Based on Hypothetical 5% Return ......       $1,000.00           $1,019.98           $4.86            0.97%
------------------------------------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND - CLASS A

                                             BEGINNING            ENDING                          ANNUALIZED
                                           ACCOUNT VALUE       ACCOUNT VALUE     EXPENSES PAID      EXPENSE
                                         NOVEMBER 1, 2008     APRIL 30, 2009    DURING PERIOD(1)     RATIO
------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return.. ........       $1,000.00           $1,072.20           $5.75            1.12%
Based on Hypothetical 5% Return ......       $1,000.00           $1,019.24           $5.61            1.12%
------------------------------------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND - CLASS C

                                             BEGINNING            ENDING                          ANNUALIZED
                                           ACCOUNT VALUE       ACCOUNT VALUE     EXPENSES PAID      EXPENSE
                                         NOVEMBER 1, 2008     APRIL 30, 2009    DURING PERIOD(1)     RATIO
------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return.. ........       $1,000.00           $1,068.90           $9.03            1.76%
Based on Hypothetical 5% Return ......       $1,000.00           $1,016.07           $8.80            1.76%
------------------------------------------------------------------------------------------------------------

ISI STRATEGY FUND

                                             BEGINNING            ENDING                          ANNUALIZED
                                           ACCOUNT VALUE       ACCOUNT VALUE     EXPENSES PAID      EXPENSE
                                         NOVEMBER 1, 2008     APRIL 30, 2009    DURING PERIOD(1)     RATIO
------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return.. ........       $1,000.00           $  968.80           $5.66            1.16%
Based on Hypothetical 5% Return ......       $1,000.00           $1,019.04           $5.81            1.16%
------------------------------------------------------------------------------------------------------------

(1) Equals the Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 to reflect the half-year period.

--------------------------------------------------------------------------------
PORTFOLIO PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PROFILES (AS A % OF NET ASSETS)                         APRIL 30, 2009

TOTAL RETURN US TREASURY FUND              ISI STRATEGY FUND

US Treasury Obligations        98.59%      Consumer Discretionary          9.85%
Repurchase Agreement            0.71%      Consumer Staples                8.46%
Other Assets and Liabilities    0.70%      Energy                          8.67%
                              -------      Financials                     10.93%
                              100.00%      Health Care                    11.48%
                                           Industrials                     6.56%
MANAGED MUNICIPAL FUND                     Information Technology         15.83%
                                           Materials                       2.38%
Aaa Municipal Obligations*     70.34%      Telecommunication Services      1.53%
Aa Municipal Obligations*      20.21%      Utilities                       4.26%
US Treasury Obligations         1.50%      US Treasury Obligations        18.80%
Repurchase Agreement           10.00%      Repurchase Agreement            1.21%
Other Assets and Liabilities   (2.05%)     Other Assets and Liabilities    0.04%
                              -------                                    -------
                              100.00%                                    100.00%

*     Ratings are from Moody's Investors Service, Inc.

NORTH AMERICAN GOVERNMENT BOND FUND

Canadian Securities            16.89%
Mexican Securities              7.63%
US Treasury Obligations        73.88%
Repurchase Agreement            0.64%
Other Assets and Liabilities    0.96%
                              -------
                              100.00%

--------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

                                INTEREST    MATURITY     PRINCIPAL     MARKET
SECURITY                          RATE        DATE        AMOUNT        VALUE
--------------------------------------------------------------------------------
US TREASURY OBLIGATIONS - 98.59%
US Treasury Bonds                8.125%     08/15/19   $12,500,000 $ 17,525,400
US Treasury Bonds                8.750%     08/15/20    11,300,000   16,623,362
US Treasury Bonds                7.875%     02/15/21     1,000,000    1,395,313
US Treasury Bonds                6.375%     08/15/27    16,000,000   20,722,512
US Treasury Notes                5.500%     05/15/09    10,500,000   10,524,202
US Treasury Notes                4.625%     07/31/09     6,500,000    6,574,653
US Treasury Notes                3.500%     08/15/09     6,200,000    6,262,006
US Treasury Notes                4.000%     09/30/09    13,050,000   13,256,973
US Treasury Notes                2.000%     02/28/10     9,800,000    9,928,243
US Treasury Notes                1.250%     11/30/10    10,700,000   10,784,027
US Treasury Notes                3.750%     11/15/18     6,370,000    6,698,966
                                                                   ------------

TOTAL US TREASURY OBLIGATIONS (COST $119,514,393) ................ $120,295,657
                                                                   ------------

                                                      PRINCIPAL       MARKET
SECURITY                                                AMOUNT         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.71%
   JPMORGAN CHASE, N.A.
      Dated 04/30/09, 0.10%, principal and
      interest in the amount of $865,002 due
      05/01/09, collateralized by US
      Treasury Note, par value $860,000 due
      08/15/09 with a value of $885,297
      (COST $865,000) .............................   $  865,000   $    865,000
                                                                   ------------

TOTAL INVESTMENTS - 99.30% (COST $120,379,393) * ...............   $121,160,657
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.70% ..................        858,756
                                                                   ------------
NET ASSETS - 100.00% ...........................................   $122,019,413
                                                                   ============
--------------------------------------------------------------------------------

* Cost for Federal income tax purposes is $120,379,393 and net unrealized appreciation on a tax basis consists of:

            Gross Unrealized Appreciation ..........   $  1,518,235
            Gross Unrealized Depreciation ..........       (736,971)
                                                       ------------
            Net Unrealized Appreciation ............   $    781,264
                                                       ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

                                                                        RATINGS
                                             INTEREST    MATURITY      (MOODY'S/    PRINCIPAL       MARKET
SECURITY                                       RATE        DATE         S&P) 1       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 90.55%
GENERAL OBLIGATION - 63.25%
Alexandria, VA, Capital Improvements ..        4.250%     06/15/21      Aaa/AAA   $  3,300,000   $  3,446,289
Arlington County, VA,
   State Aid Withholding ..............        5.000%     10/01/14      Aaa/AAA      1,080,000      1,094,040
Arlington County, VA,
   State Aid Withholding ..............        4.500%     01/15/28      Aaa/AAA      2,000,000      2,020,980
Cary, NC ..............................        5.000%     03/01/18      Aaa/AAA      2,000,000      2,118,900
Dallas, TX ............................        4.000%     02/15/16      Aa1/AA+      2,450,000      2,548,955
Delaware State, Series A ..............        4.200%     01/01/20      Aaa/AAA      1,675,000      1,719,639
Delaware State, Series B ..............        3.250%     01/01/21      Aaa/AAA      2,000,000      1,965,740
Du Page County, IL, Jail Project ......        5.600%     01/01/21      Aaa/AAA      1,600,000      1,864,240
Florida State, Board of Education,
   Public Education, Series I .........        4.125%     06/01/21      Aa1/AAA      3,000,000      3,008,940
Georgia State, Series B ...............        3.000%     04/01/27      Aaa/AAA      1,000,000        820,040
Georgia State, Series G ...............        4.125%     10/01/23      Aaa/AAA      2,000,000      2,062,260
Gwinnett County, GA, School District ..        5.000%     02/01/36      Aaa/AAA      1,500,000      1,553,670
Henrico County, VA,
   Public Improvements ................        4.250%     07/15/24      Aaa/AAA      2,830,000      2,910,598
Maryland State, Capital
   Improvements, Series A .............        4.000%     02/15/20      Aaa/AAA      4,000,000      4,174,040
Mecklenburg County, NC,
   Public Improvements, Series A ......        4.000%     02/01/20      Aaa/AAA      3,000,000      3,109,200
Missouri State, Fourth State
   Building, Series A .................        4.125%     10/01/19      Aaa/AAA      2,000,000      2,070,120
Montgomery County, MD,
   Public Improvements, Series A ......        4.000%     05/01/21      Aaa/AAA      2,450,000      2,510,760
Prince Georges County, MD,
   Public Improvements ................        4.125%     07/15/26      Aa1/AAA      2,000,000      1,952,880
Salt Lake City, UT, School District,
   School Board Guaranty, Series A ....        4.500%     03/01/20       Aaa/NR      2,240,000      2,337,418
South Carolina State, Highway, Series B        5.000%     04/01/19      Aaa/AA+      1,000,000      1,045,650
Tennessee State, Series A .............        5.000%     05/01/26      Aa1/AA+        500,000        532,545
Tennessee State, Series A .............        5.000%     05/01/27      Aa1/AA+      2,075,000      2,195,516
Utah State, Series A ..................        3.000%     07/01/18      Aaa/AAA      1,000,000      1,016,050
Virginia State, Series B ..............        4.250%     06/01/26      Aaa/AAA      2,500,000      2,535,075
Washington State, Series F ............        4.500%     07/01/27      Aa1/AA+      2,500,000      2,515,150
Washington, MD, Suburban
   Sanitation District, Water Supply ..        4.250%     06/01/26      Aaa/AAA      2,500,000      2,535,075
                                                                                                 ------------
                                                                                                 $ 55,663,770
                                                                                                 ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2009 (UNAUDITED)

                                                                        RATINGS
                                             INTEREST    MATURITY      (MOODY'S/    PRINCIPAL        MARKET
SECURITY                                       RATE        DATE         S&P) 1       AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 90.55% (CONTINUED)
REVENUE - 10.94%
Fairfax County, VA, Water Authority
   Water Revenue ......................        4.500%     04/01/27      Aaa/AAA   $  2,500,000   $  2,536,525
Florida Water Pollution Control
   Financing, Series A ................        5.000%     01/15/29      Aaa/AAA        500,000        503,020
Florida Water Pollution Control
   Financing, Series A ................        5.100%     01/15/29      Aaa/AAA        550,000        557,530
Texas, Water Development Board
   Revenue, State Revolving Fund-Senior
   Lien, Series A .....................        4.750%     07/15/20      Aaa/AAA      3,000,000      3,003,330
Virginia State Resources Authority
   Cleaning Water Revenue .............        4.500%     10/01/28      Aaa/AAA      3,000,000      3,024,750
                                                                                                 ------------
                                                                                                 $  9,625,155
                                                                                                 ------------
PREREFUNDED ISSUES 2 - 16.36%
Charlotte, NC, Water & Sewer System
   Revenue, 06/01/09 @ 101 ............        5.250%     06/01/24      Aa1/AAA      1,600,000   $  1,622,704
Chesterfield County, VA, 01/15/10 @ 100        5.625%     01/15/14      Aaa/AAA      1,350,000      1,399,140
Chesterfield County, VA, 01/15/11 @ 100        5.000%     01/15/20      Aaa/AAA      1,000,000      1,068,740
Florida State, Board of Education,
   Public Education Capital Outlay,
   Series A, 06/01/10 @ 101 ...........        5.125%     06/01/21      Aaa/AAA      1,000,000      1,059,610
Georgia State, Refundable Balance,
   Series D, 10/01/10 @ 100 ...........        5.000%     10/01/17      Aaa/AAA        390,000        414,129
Guilford County, NC, Series B,
   10/01/10 @ 102 .....................        5.250%     10/01/16      Aa1/AAA      3,000,000      3,256,140
Gwinnett County, GA, Water & Sewer
   Authority, 08/01/12 @ 100 ..........        5.250%     08/01/24      Aaa/AAA      1,500,000      1,689,360
Minnesota State, 06/01/10 @ 100 .......        5.500%     06/01/18      Aa1/AAA      2,000,000      2,105,200
South Carolina State, State Institutional,
   Series A, 03/01/10 @ 101 ...........        5.300%     03/01/17      Aaa/AA+      1,700,000      1,784,762
                                                                                                 ------------
                                                                                                 $ 14,399,785
                                                                                                 ------------

TOTAL MUNICIPAL BONDS (COST $76,244,335)......................................................   $ 79,688,710
                                                                                                 ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2009 (UNAUDITED)

                                INTEREST    MATURITY     PRINCIPAL     MARKET
SECURITY                          RATE        DATE        AMOUNT        VALUE
--------------------------------------------------------------------------------
US TREASURY OBLIGATIONS - 1.50%
US Treasury Notes                4.625%     07/31/09    $ 500,000  $    505,743
US Treasury Notes                4.000%     08/31/09      800,000       810,344
                                                                   ------------

TOTAL US TREASURY OBLIGATIONS (COST $1,310,754) .................  $  1,316,087
                                                                   ------------

                                                      PRINCIPAL        MARKET
SECURITY                                                AMOUNT         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 10.00%
   JPMORGAN CHASE, N.A.
      Dated 04/30/09, 0.10%, principal and
      interest in the amount of $8,806,024
      due 05/01/09, collateralized by US
      Treasury Note, par value of $8,730,000
      due 08/15/09 with a value of
      $8,986,794 (COST $8,806,000) ................   $8,806,000   $  8,806,000
                                                                   ------------

TOTAL INVESTMENTS - 102.05% (COST $86,361,089) * ...............   $ 89,810,797
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.05%) ................     (1,805,439)
                                                                   ------------
NET ASSETS - 100.00% ...........................................   $ 88,005,358
                                                                   ============
--------------------------------------------------------------------------------

 1    Moody's Municipal Bond Ratings:

            Aaa   Judged to be of the best quality.

            Aa Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.]

      S&P Municipal Bond Ratings:

            AAA   Of the highest quality.

            AA    The second  strongest  capacity  of payment of debt  services.
                  Those  issues   determined   to  possess  very  strong  safety
                  characteristics are denoted with a plus (+) sign.

            NR    Bond is not rated by this Agency.

 2 Prerefunded Issues: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

* Cost for Federal income tax purposes is $86,361,089 and net unrealized appreciation on a tax basis consists of:

            Gross Unrealized Appreciation ..........   $  3,472,522
            Gross Unrealized Depreciation ..........        (22,814)
                                                       ------------
            Net Unrealized Appreciation ............   $  3,449,708
                                                       ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI NORTH AMERICAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

                              INTEREST    MATURITY     PRINCIPAL      MARKET
SECURITY                        RATE        DATE       AMOUNT 1        VALUE
--------------------------------------------------------------------------------
CANADIAN SECURITIES - 16.89%
Canadian Government Bonds      3.750%     06/01/12  CAD 7,500,000  $  6,727,501
Canadian Government Bonds      3.500%     06/01/13      3,100,000     2,770,050
Canadian Government Bonds      3.000%     06/01/14      2,270,000     1,991,338
Canadian Government Bonds      4.000%     06/01/17     12,500,000    11,405,962
Canadian Government Bonds      5.000%     06/01/37      5,300,000     5,325,759
                                                                   ------------

TOTAL CANADIAN SECURITIES (COST $30,330,273) ....................  $ 28,220,610
                                                                   ------------

MEXICAN SECURITIES - 7.63%
Mexican Bono 2                 9.000%     12/24/09 MXP 20,500,000  $  1,518,606
Mexican Bono 2                 9.000%     12/22/11     20,161,500     1,574,419
Mexican Bono 2                 9.000%     12/20/12     31,782,400     2,496,565
Mexican Bono 2                 9.500%     12/18/14     24,700,000     1,987,130
Mexican Bono 2                 8.000%     12/17/15     49,017,000     3,668,205
Mexican Bono 2                 7.250%     12/15/16     21,000,000     1,506,596
                                                                   ------------

TOTAL MEXICAN SECURITIES (COST $14,737,363) .....................  $ 12,751,521
                                                                   ------------

US TREASURY OBLIGATIONS - 73.88%
US Treasury Bonds              8.125%     08/15/19    $10,500,000  $ 14,721,336
US Treasury Bonds              8.500%     02/15/20     11,000,000    15,860,625
US Treasury Bonds              8.750%     08/15/20      2,300,000     3,383,516
US Treasury Bonds              7.875%     02/15/21        650,000       906,953
US Treasury Bonds              6.375%     08/15/27      9,600,000    12,433,507
US Treasury Notes              4.875%     05/15/09      5,500,000     5,511,605
US Treasury Notes              4.875%     06/30/09      5,000,000     5,040,630
US Treasury Notes              4.625%     07/31/09        600,000       606,891
US Treasury Notes              3.500%     08/15/09      9,800,000     9,898,010
US Treasury Notes              4.000%     08/31/09      2,500,000     2,532,325
US Treasury Notes              4.000%     09/30/09     13,200,000    13,409,352
US Treasury Notes              1.250%     11/30/10      6,500,000     6,551,045
US Treasury Notes              8.750%     05/15/17     12,800,000    17,969,011
US Treasury Notes              8.875%     08/15/17     10,300,000    14,616,349
                                                                   ------------

TOTAL US TREASURY OBLIGATIONS (COST $123,992,591) ...............  $123,441,155
                                                                   ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI NORTH AMERICAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2009 (UNAUDITED)

                                                       PRINCIPAL      MARKET
SECURITY                                                 AMOUNT        VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.64%
   JPMORGAN CHASE, N.A.
      Dated 04/30/09, 0.10%, principal and
      interest in the amount of $1,069,003
      due 05/01/09, collateralized by US
      Treasury Note, par value $1,060,000
      due 08/15/09 with a value of
      $1,091,180 (COST $1,069,000) ................   $1,069,000   $  1,069,000
                                                                   ------------

TOTAL INVESTMENTS - 99.04% (COST $170,129,227) * ...............   $165,482,286
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.96% ..................      1,604,721
                                                                   ------------
NET ASSETS - 100.00% ...........................................   $167,087,007
                                                                   ============
--------------------------------------------------------------------------------

CAD   Canadian dollar

MXP   Mexican Peso

 1    Principal Amount is shown in US dollars unless otherwise noted.

 2 Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.

* Cost for Federal income tax purposes is $170,129,227 and net unrealized depreciation on a tax basis consists of:

            Gross Unrealized Appreciation ..........   $    756,579
            Gross Unrealized Depreciation ..........     (5,403,520)
                                                       ------------
            Net Unrealized Depreciation ............   $ (4,646,941)
                                                       ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2009 (UNAUDITED)

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 79.95%
CONSUMER DISCRETIONARY - 9.85%
AUTO COMPONENTS - 0.14%
Johnson Controls, Inc. ............................        3,560   $     67,676
                                                                   ------------

DISTRIBUTORS - 0.10%
Genuine Parts Co. .................................        1,450         49,242
                                                                   ------------

DIVERSIFIED CONSUMER SERVICES - 0.32%
Career Education Corp. * ..........................        4,000         88,160
Jackson Hewitt Tax Service, Inc. ..................        4,000         19,560
Sotheby's .........................................        4,000         46,440
                                                                   ------------
                                                                        154,160
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE - 1.31%
Burger King Holdings, Inc. ........................        5,000         81,700
McDonald's Corp. ..................................       10,100        538,229
                                                                   ------------
                                                                        619,929
                                                                   ------------
HOUSEHOLD DURABLES - 0.44%
Fortune Brands, Inc. ..............................        5,000        196,550
Harman International Industries, Inc. .............          600         10,914
                                                                   ------------
                                                                        207,464
                                                                   ------------
INTERNET & CATALOG RETAIL - 0.46%
Amazon.com, Inc. * ................................        1,000         80,520
Expedia, Inc. * ...................................        2,543         34,610
NutriSystem, Inc. .................................        4,000         54,960
Stamps.com, Inc. * ................................        5,000         46,800
                                                                   ------------
                                                                        216,890
                                                                   ------------
MEDIA - 2.30%
CBS Corp. - Class B ...............................       15,000        105,600
DIRECTV Group, Inc. (The) * .......................       10,000        247,301
DreamWorks Animation
   SKG, Inc. - Class A * ..........................        3,439         82,570
Interpublic Group of Cos., Inc. * .................        1,900         11,894
Liberty Media Corp. -
   Entertainment - Series A * .....................        7,500        182,625
Marvel Entertainment, Inc. * ......................        5,000        149,200
McGraw-Hill Cos., Inc. (The) ......................          600         18,090
New York Times Co.
   (The) - Class A ................................        5,000         26,900
News Corp. - Class A ..............................          604          4,989

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
MEDIA - 2.30% (CONTINUED)
Time Warner Cable, Inc. ...........................          786   $     25,333
Time Warner, Inc. .................................        3,133         68,393
Virgin Media, Inc. ................................        7,600         58,672
Walt Disney Co. (The) .............................        5,000        109,500
                                                                   ------------
                                                                      1,091,067
                                                                   ------------
MULTI-LINE RETAIL - 0.48%
Macy's, Inc. ......................................        7,500        102,600
Sears Holdings Corp. * ............................        1,200         74,964
Target Corp. ......................................        1,198         49,429
                                                                   ------------
                                                                        226,993
                                                                   ------------
SPECIALTY RETAIL - 4.30%
Aaron's, Inc. .....................................        4,000        134,240
American Eagle Outfitters, Inc. ...................        6,700         99,294
AnnTaylor Stores Corp. * ..........................        7,500         55,425
Barnes & Noble, Inc. ..............................        9,400        245,528
Bed Bath & Beyond, Inc. * .........................        5,300        161,226
Best Buy Co., Inc. ................................          456         17,501
Cato Corp. (The) - Class A ........................        5,500        105,710
Christopher & Banks Corp. .........................        5,000         27,800
Dick's Sporting Goods, Inc. * .....................       12,233        232,427
Foot Locker, Inc. .................................       12,800        152,192
Gap, Inc. (The) ...................................        7,500        116,550
Home Depot, Inc. (The) ............................        5,000        131,600
Hot Topic, Inc. * .................................        5,000         61,200
Lowe's Cos., Inc. .................................        4,000         86,000
O'Reilly Automotive, Inc. * .......................        4,000        155,400
Stage Stores, Inc. ................................        5,600         68,600
Systemax, Inc. * ..................................        4,000         67,440
Tween Brands, Inc. * ..............................        6,500         18,980
Williams-Sonoma, Inc. .............................        7,500        105,000
                                                                   ------------
                                                                      2,042,113
                                                                   ------------
CONSUMER STAPLES - 8.46%
BEVERAGES - 0.60%
Coca-Cola Co. (The) ...............................        5,100        219,555
PepsiCo, Inc. .....................................        1,284         63,892
                                                                   ------------
                                                                        283,447
                                                                   ------------
FOOD & STAPLES RETAILING - 2.42%
Costco Wholesale Corp. ............................        2,860        138,996
CVS Caremark Corp. ................................        4,000        127,120

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2009 (UNAUDITED)

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 79.95% (CONTINUED)
CONSUMER STAPLES - 8.46% (CONTINUED)
FOOD & STAPLES RETAILING - 2.42% (CONTINUED)
Walgreen Co. ......................................        5,000   $    157,150
Wal-Mart Stores, Inc. .............................       14,366        724,046
                                                                   ------------
                                                                      1,147,312
                                                                   ------------
FOOD PRODUCTS - 1.64%
General Mills, Inc. ...............................        5,100        258,519
Hershey Co. (The) .................................        5,000        180,700
Hormel Foods Corp. ................................       10,000        312,900
McCormick & Co., Inc. -
   Non-Voting Shares ..............................        1,000         29,450
                                                                   ------------
                                                                        781,569
                                                                   ------------
HOUSEHOLD PRODUCTS - 1.12%
Procter & Gamble Co. (The) ........................       10,744        531,183
                                                                   ------------

PERSONAL PRODUCTS - 1.33%
Avon Products, Inc. ...............................        5,000        113,800
Herbalife Ltd. ....................................       26,200        519,284
                                                                   ------------
                                                                        633,084
                                                                   ------------
TOBACCO - 1.35%
Altria Group, Inc. ................................       12,171        198,752
Philip Morris International, Inc. .................        6,971        252,351
Reynolds American, Inc. ...........................        5,000        189,900
                                                                   ------------
                                                                        641,003
                                                                   ------------
ENERGY - 8.67%
ENERGY EQUIPMENT & SERVICES - 0.35%
Halliburton Co. ...................................        5,000        101,100
Superior Energy Services, Inc. * ..................        3,275         62,913
                                                                   ------------
                                                                        164,013
                                                                   ------------
OIL, GAS & CONSUMABLE FUELS - 8.32%
Chevron Corp. .....................................        9,428        623,191
ConocoPhillips ....................................        8,750        358,750
Continental Resources, Inc. * .....................        4,000         93,400
Denbury Resources, Inc. * .........................        5,000         81,400
Exxon Mobil Corp. .................................       26,624      1,775,022
Hess Corp. ........................................        3,539        193,902
Kinder Morgan
   Management, LLC * ..............................        5,756        235,084
Marathon Oil Corp. ................................        9,000        267,300

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 8.32% (CONTINUED)
Newfield Exploration Co. * ........................        1,400   $     43,652
Williams Cos., Inc. ...............................        7,600        107,160
XTO Energy, Inc. ..................................        5,000        173,300
                                                                   ------------
                                                                      3,952,161
                                                                   ------------
FINANCIALS - 10.93%
CAPITAL MARKETS - 2.63%
Bank of New York
   Mellon Corp. (The) .............................          842         21,454
BGC Partners, Inc. - Class A ......................        5,000         12,950
BlackRock, Inc. - Class A .........................        2,340        342,858
Charles Schwab Corp. (The) ........................       14,100        260,568
E*TRADE Financial Corp. * .........................        5,600          8,008
FCStone Group, Inc. * .............................        9,700         29,973
Invesco Ltd. ......................................        4,400         64,768
Janus Capital Group, Inc. .........................        4,600         46,138
Knight Capital
   Group, Inc. - Class A * ........................        5,000         77,450
Penson Worldwide, Inc. * ..........................        5,000         50,700
SEI Investments Co. ...............................        6,400         89,792
State Street Corp. ................................        5,300        180,889
SWS Group, Inc. ...................................        5,000         63,950
                                                                   ------------
                                                                      1,249,498
                                                                   ------------
COMMERCIAL BANKS - 1.89%
Colonial BancGroup, Inc. (The) ....................          200            152
Columbia Banking System, Inc. .....................        4,400         43,560
Cullen/Frost Bankers, Inc. ........................        5,100        240,158
F.N.B. Corp. ......................................        5,100         38,352
First Commonwealth
   Financial Corp. ................................        9,400         81,498
First Financial Bancorp ...........................        4,000         43,160
Frontier Financial Corp. ..........................          700            994
Glacier Bancorp, Inc. .............................        5,000         76,600
Hancock Holding Co. ...............................        5,000        189,350
Prosperity Bancshares, Inc. .......................        5,000        138,850
Regions Financial Corp. ...........................          546          2,452
Susquehanna Bancshares, Inc. ......................        5,000         40,300
United Community Banks, Inc. ......................           37            239
Zions Bancorp .....................................          100          1,093
                                                                   ------------
                                                                        896,758
                                                                   ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2009 (UNAUDITED)

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 79.95% (CONTINUED)
FINANCIALS - 10.93% (CONTINUED)
CONSUMER FINANCE - 0.42%
AmeriCredit Corp. * ...............................        4,000   $     40,680
Discover Financial Services .......................        6,240         50,731
First Cash Financial
   Services, Inc. * ...............................        5,000         82,200
SLM Corp. * .......................................        5,600         27,048
                                                                   ------------
                                                                        200,659
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 1.71%
Bank of America Corp. .............................       19,360        172,885
CIT Group, Inc. ...................................        4,100          9,102
Citigroup, Inc. ...................................       20,202         61,616
CME Group, Inc. ...................................          800        177,080
Financial Federal Corp. ...........................        7,500        184,575
Moody's Corp. .....................................        6,974        205,872
                                                                   ------------
                                                                        811,130
                                                                   ------------
INSURANCE - 2.49%
AFLAC, Inc. .......................................          100          2,889
Cincinnati Financial Corp. ........................        4,600        110,170
eHealth, Inc. * ...................................        4,600         88,274
Horace Mann Educators Corp. .......................        5,000         43,900
Loews Corp. .......................................        7,700        191,653
MBIA, Inc. * ......................................        6,200         29,326
Meadowbrook Insurance
   Group, Inc. ....................................        8,700         51,765
MetLife, Inc. .....................................       10,000        297,500
Old Republic
   International Corp. ............................        4,000         37,480
Prudential Financial, Inc. ........................        5,000        144,400
Selective Insurance Group, Inc. ...................        5,000         73,800
StanCorp Financial Group, Inc. ....................          100          2,743
Torchmark Corp. ...................................          200          5,866
Unitrin, Inc. .....................................        6,000        102,000
                                                                   ------------
                                                                      1,181,766
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 0.88%
Boston Properties, Inc. ...........................        5,200        256,984
Franklin Street Properties Corp. ..................        8,500        113,475
ProLogis ..........................................        5,000         45,550
                                                                   ------------
                                                                        416,009
                                                                   ------------

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.21%
Forestar Group, Inc. * ............................        7,900   $    101,594
                                                                   ------------
THRIFTS & MORTGAGE FINANCE - 0.70%
Bank Mutual Corp. .................................        5,200         53,404
Brookline Bancorp, Inc. ...........................        5,000         49,600
First Niagara Financial
   Group, Inc. ....................................        5,000         67,700
MGIC Investments Corp. ............................        6,300         16,128
PMI Group, Inc. (The) .............................        1,200            756
Provident Financial
   Services, Inc. .................................        5,000         53,350
TrustCo Bank Corp. ................................       15,000         90,000
                                                                   ------------
                                                                        330,938
                                                                   ------------
HEALTH CARE - 11.48%
BIOTECHNOLOGY - 1.74%
Amgen, Inc. * .....................................        7,400        358,678
Biogen Idec, Inc. * ...............................        4,100        198,194
Genzyme Corp. * ...................................        5,100        271,983
                                                                   ------------
                                                                        828,855
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.51%
AngioDynamics, Inc. * .............................        5,000         63,350
Baxter International, Inc. ........................          500         24,250
Beckman Coulter, Inc. .............................          100          5,256
DENTSPLY International, Inc. ......................        4,000        114,480
Hologic, Inc. * ...................................        5,000         74,300
IDEXX Laboratories, Inc. * ........................        5,000        196,500
Immucor, Inc. * ...................................        4,000         65,160
Medtronic, Inc. ...................................        2,670         85,440
Meridian Bioscience, Inc. .........................        5,000         86,900
                                                                   ------------
                                                                        715,636
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES - 2.08%
Aetna, Inc. .......................................        1,400         30,814
AmerisourceBergen Corp. ...........................       10,100        339,764
Express Scripts, Inc. * ...........................        5,100        326,247
Health Net, Inc. * ................................        2,500         36,100
McKesson Corp. ....................................        2,700         99,900
UnitedHealth Group, Inc. ..........................        6,548        154,009
                                                                   ------------
                                                                        986,834
                                                                   ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2009 (UNAUDITED)

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 79.95% (CONTINUED)
HEALTH CARE - 11.48% (CONTINUED)
LIFE SCIENCES TOOLS & SERVICES - 1.27%
Affymetrix, Inc. * ................................        4,000   $     18,760
Covance, Inc. * ...................................        5,000        196,400
Life Technologies Corp. * .........................       10,000        373,000
PerkinElmer, Inc. .................................        1,000         14,570
                                                                   ------------
                                                                        602,730
                                                                   ------------
PHARMACEUTICALS - 4.88%
Abbott Laboratories ...............................        4,435        185,605
Allergan, Inc. ....................................          420         19,597
Bristol-Myers Squibb Co. ..........................        2,247         43,142
Eli Lilly & Co. ...................................        2,396         78,876
Forest Laboratories, Inc. * .......................       10,000        216,900
Johnson & Johnson .................................       12,706        665,286
King Pharmaceuticals, Inc. * ......................        7,400         58,312
Pfizer, Inc. ......................................       57,163        763,698
Schering-Plough Corp. .............................        4,500        103,590
ViroPharma, Inc. * ................................        5,000         28,150
Wyeth .............................................        3,630        153,912
                                                                   ------------
                                                                      2,317,068
                                                                   ------------
INDUSTRIALS - 6.56%
AEROSPACE & DEFENSE - 1.73%
Goodrich Corp. ....................................        1,100         48,708
Honeywell International, Inc. .....................        3,500        109,235
L-3 Communications
   Holdings, Inc. .................................        4,100        312,216
Northrop Grumman Corp. ............................        4,200        203,070
United Technologies Corp. .........................        3,000        146,520
                                                                   ------------
                                                                        819,749
                                                                   ------------
AIR FREIGHT & LOGISTICS - 0.85%
FedEx Corp. .......................................        5,100        285,396
Pacer International, Inc. .........................       27,900        118,296
                                                                   ------------
                                                                        403,692
                                                                   ------------
AIRLINES - 0.18%
Southwest Airlines Co. ............................       12,200         85,156
                                                                   ------------

BUILDING PRODUCTS - 0.14%
Apogee Enterprises, Inc. ..........................        5,000         67,000
                                                                   ------------

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.49%
Copart, Inc. * ....................................        5,000   $    156,950
Herman Miller, Inc. ...............................        5,000         74,350
                                                                   ------------
                                                                        231,300
                                                                   ------------
ELECTRICAL EQUIPMENT - 0.31%
Advanced Battery
   Technologies, Inc. * ...........................       14,400         39,600
Rockwell Automation, Inc. .........................        3,439        108,638
                                                                   ------------
                                                                        148,238
                                                                   ------------
INDUSTRIAL CONGLOMERATES - 1.67%
3M Co. ............................................        2,400        138,240
General Electric Co. ..............................       51,834        655,700
                                                                   ------------
                                                                        793,940
                                                                   ------------
MACHINERY - 0.50%
Flow International Corp. * ........................        5,000          9,100
Illinois Tool Works, Inc. .........................        1,138         37,326
Joy Global, Inc. ..................................        5,000        127,500
Manitowoc Co., Inc. (The) .........................        9,700         57,715
Timken Co. ........................................          300          4,824
                                                                   ------------
                                                                        236,465
                                                                   ------------
ROAD & RAIL - 0.16%
Kansas City Southern * ............................        5,000         76,250
                                                                   ------------

TRADING COMPANIES & DISTRIBUTORS - 0.53%
Fastenal Co. ......................................        5,200        199,472
Titan Machinery, Inc. * ...........................        5,000         50,650
                                                                   ------------
                                                                        250,122
                                                                   ------------
INFORMATION TECHNOLOGY - 15.83%
COMMUNICATIONS EQUIPMENT - 1.76%
Cisco Systems, Inc. * .............................       41,157        795,153
Juniper Networks, Inc. * ..........................        1,795         38,862
                                                                   ------------
                                                                        834,015
                                                                   ------------
COMPUTERS & PERIPHERALS - 4.65%
Apple, Inc. * .....................................        5,948        748,437
Hewlett-Packard Co. ...............................       10,000        359,800
International Business
   Machines Corp. .................................        8,522        879,556
Novatel Wireless, Inc. * ..........................        7,500         51,375
Teradata Corp. * ..................................       10,000        167,200
                                                                   ------------
                                                                      2,206,368
                                                                   ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2009 (UNAUDITED)

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 79.95% (CONTINUED)
INFORMATION TECHNOLOGY - 15.83% (CONTINUED)
ELECTRONIC EQUIPMENT, INSTRUMENTS
& COMPONENTS - 0.43%
Agilent Technologies, Inc. * ......................        5,105   $     93,217
Cognex Corp. ......................................        4,827         67,916
Methode Electronics, Inc. .........................        7,500         45,150
                                                                   ------------
                                                                        206,283
                                                                   ------------
INTERNET SOFTWARE & SERVICES - 2.70%
Akamai Technologies, Inc. * .......................        5,000        110,100
eBay, Inc. * ......................................        2,840         46,775
Google, Inc. - Class A * ..........................        2,300        910,731
Yahoo!, Inc. * ....................................       15,000        214,350
                                                                   ------------
                                                                      1,281,956
                                                                   ------------
IT SERVICES - 0.78%
CIBER, Inc. * .....................................       15,700         50,711
Fidelity National Information
   Services, Inc. .................................          279          4,980
Heartland Payment
   Systems, Inc. ..................................       27,400        220,296
Hewitt Associates, Inc. -
   Class A * ......................................        2,940         92,198
Lender Processing Services, Inc. ..................          139          3,984
                                                                   ------------
                                                                        372,169
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 2.14%
Broadcom Corp. - Class A * ........................        6,950        161,171
Integrated Device
   Technology, Inc. * .............................        1,400          7,602
Intel Corp. .......................................        9,874        155,812
International Rectifier Corp. * ...................        1,000         16,880
Linear Technology Corp. ...........................        5,600        121,968
LSI Corp. * .......................................       15,000         57,600
Marvell Technology
   Group Ltd. * ...................................        7,400         81,252
MEMC Electronic
   Materials, Inc. * ..............................        5,000         81,000
Micron Technology, Inc. * .........................        5,000         24,400
NVIDIA Corp. * ....................................        5,000         57,400
Skyworks Solutions, Inc. * ........................          800          7,072

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 2.14% (CONTINUED)
Teradyne, Inc. * ..................................        5,000   $     29,700
Texas Instruments, Inc. ...........................       10,000        180,599
Volterra Semiconductor Corp. * ....................        3,000         34,470
                                                                   ------------
                                                                      1,016,926
                                                                   ------------
SOFTWARE - 3.37%
Adobe Systems, Inc. * .............................        5,000        136,750
ANSYS, Inc. * .....................................        5,000        138,100
Electronic Arts, Inc. * ...........................       10,000        203,500
Microsoft Corp. ...................................       30,346        614,810
Oracle Corp. ......................................       13,100        253,354
Sonic Solutions * .................................        3,100          6,820
Symantec Corp. * ..................................        5,600         96,600
Synchronoss Technologies, Inc. * ..................        5,000         66,400
Synopsys, Inc. * ..................................          630         13,721
Take-Two Interactive
   Software, Inc. * ...............................        7,500         68,100
                                                                   ------------
                                                                      1,598,155
                                                                   ------------
MATERIALS - 2.38%
CHEMICALS - 1.88%
Ashland, Inc. .....................................        5,000        109,800
Dow Chemical Co. (The) ............................        7,600        121,600
FMC Corp. .........................................        2,700        131,571
International Flavors &
   Fragrances, Inc. ...............................        6,500        202,800
Sensient Technologies Corp. .......................        5,000        116,900
W.R. Grace & Co. * ................................       23,700        209,271
                                                                   ------------
                                                                        891,942
                                                                   ------------
METALS & MINING - 0.50%
Newmont Mining Corp. ..............................        5,100        205,224
Titanium Metals Corp. .............................        5,000         33,950
                                                                   ------------
                                                                        239,174
                                                                   ------------
TELECOMMUNICATION SERVICES - 1.53%
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.53%
AT&T, Inc. ........................................       16,039        410,919
CenturyTel, Inc. ..................................        5,000        135,750
Fairpoint Communications, Inc. ....................          771            802
Frontier Communications Corp. .....................        7,500         53,325
PAETEC Holding Corp. * ............................          900          2,763

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2009 (UNAUDITED)

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 79.95% (CONTINUED)
TELECOMMUNICATION SERVICES - 1.53% (CONTINUED)
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.53%
(CONTINUED)
tw telecom, inc. * ................................        6,600   $     60,654
Verizon Communications, Inc. ......................          688         20,874
Windstream Corp. ..................................        5,000         41,500
                                                                   ------------
                                                                        726,587
                                                                   ------------
UTILITIES - 4.26%
ELECTRIC UTILITIES - 2.69%
Allegheny Energy, Inc. ............................        7,200        186,624
DPL, Inc. .........................................       26,300        589,909
Exelon Corp. ......................................        7,600        350,588
PPL Corp. .........................................        5,000        149,550
                                                                   ------------
                                                                      1,276,671
                                                                   ------------

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------

GAS UTILITIES - 0.89%
Energen Corp. .....................................        7,200   $    260,064
National Fuel Gas Co. .............................        5,000        163,550
                                                                   ------------
                                                                        423,614
                                                                   ------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.38%
Constellation Energy
   Group, Inc. ....................................        7,500        180,600
                                                                   ------------

MULTI-UTILITIES - 0.30%
MDU Resources Group, Inc. .........................        5,000         87,850
TECO Energy, Inc. .................................        5,000         52,950
                                                                   ------------
                                                                        140,800
                                                                   ------------

TOTAL COMMON STOCKS
   (COST $45,610,472) .............................                $ 37,955,953
                                                                   ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                   APRIL 30, 2009 (UNAUDITED)

                               INTEREST    MATURITY     PRINCIPAL     MARKET
SECURITY                         RATE        DATE         AMOUNT       VALUE
--------------------------------------------------------------------------------
US TREASURY OBLIGATIONS - 18.80%
US Treasury Bonds               8.125%     08/15/19   $ 2,750,000   $ 3,855,587
US Treasury Bonds               8.750%     08/15/20       400,000       588,438
US Treasury Bonds               7.125%     02/15/23       500,000       670,625
US Treasury Notes               3.500%     08/15/09       200,000       202,000
US Treasury Notes               2.000%     02/28/10     1,300,000     1,317,012
US Treasury Notes               1.250%     11/30/10     1,200,000     1,209,424
US Treasury Notes               3.875%     10/31/12     1,000,000     1,080,469
                                                                    -----------

TOTAL US TREASURY OBLIGATIONS (COST $8,928,452) .................   $ 8,923,555
                                                                    -----------

                                                    PRINCIPAL     MARKET
SECURITY                                             AMOUNT        VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.21%
   JPMORGAN CHASE, N.A.
      Dated 04/30/09, 0.10%, principal and
      interest in the amount of $574,002
      due 05/01/09, collateralized by US
      Treasury Note, par value $570,000
      due 8/15/09 with a value of $586,767
      (COST $574,000) .............................   $  574,000   $    574,000
                                                                   ------------

TOTAL INVESTMENTS - 99.96% (COST $55,112,924) ** ...............   $ 47,453,508
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.04% ..................         16,911
                                                                   ------------
NET ASSETS - 100.00% ...........................................   $ 47,470,419
                                                                   ============
--------------------------------------------------------------------------------

*     Non-income producing security.
** Cost for Federal income tax purposes is $55,195,746 and net unrealized depreciation on a tax basis consists of (Note 3):

            Gross Unrealized Appreciation ..........   $  4,109,413
            Gross Unrealized Depreciation ..........    (11,851,651)
                                                       ------------
            Net Unrealized Depreciation ............   $ (7,742,238)
                                                       ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                  APRIL 30, 2009 (UNAUDITED)

                                                           TOTAL RETURN         MANAGED
                                                           US TREASURY         MUNICIPAL
                                                               FUND               FUND
------------------------------------------------------------------------------------------
ASSETS
   Investments in securities:
      At cost .........................................   $  120,379,393    $   86,361,089
                                                          ==============    ==============
      At value (Note 1) ...............................   $  121,160,657    $   89,810,797
   Cash ...............................................              126               440
   Interest receivable ................................        1,272,316           866,800
   Receivable for capital shares sold .................            1,189           451,299
   Other assets .......................................           22,662            26,500
                                                          --------------    --------------
      TOTAL ASSETS ....................................      122,456,950        91,155,836
                                                          --------------    --------------

LIABILITIES
   Distributions payable ..............................          107,974            98,969
   Payable for securities purchased ...................             --           2,747,313
   Payable for capital shares redeemed ................          248,444           235,592
   Accrued investment advisory fees (Note 2) ..........           24,327            28,962
   Accrued distribution expenses (Note 2) .............           25,576            18,101
   Accrued administration fees (Note 2) ...............           12,000             8,500
   Accrued transfer agent fees (Note 2) ...............            2,800             1,100
   Other accrued expenses and liabilities .............           16,416            11,941
                                                          --------------    --------------
      TOTAL LIABILITIES ...............................          437,537         3,150,478
                                                          --------------    --------------

NET ASSETS ............................................   $  122,019,413    $   88,005,358
                                                          ==============    ==============

NET ASSETS CONSIST OF:
   Paid-in capital ....................................   $  115,311,170    $   84,372,975
   Undistributed (distributions in excess of) net
      investment income ...............................       (1,023,856)              566
   Accumulated net realized gains
      from security transactions ......................        6,950,835           182,109
   Net unrealized appreciation on investments .........          781,264         3,449,708
                                                          --------------    --------------
Net assets ............................................   $  122,019,413    $   88,005,358
                                                          ==============    ==============

Shares of capital stock outstanding of $0.001 par value
   ISI Shares (115,000,000 and 55,000,000 shares
   authorized, respectively) ..........................       11,888,283         8,263,654
                                                          ==============    ==============

Net asset value and redemption price per share ........   $        10.26    $        10.65
                                                          ==============    ==============

Maximum offering price value per share
   (100/97) x Net asset value per share ...............   $        10.58    $        10.98
                                                          ==============    ==============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                  APRIL 30, 2009 (UNAUDITED)

                                                        NORTH AMERICAN         ISI
                                                       GOVERNMENT BOND       STRATEGY
                                                             FUND              FUND
----------------------------------------------------------------------------------------
ASSETS
   Investments in securities:
      At cost .......................................   $  170,129,227    $   55,112,924
                                                        ==============    ==============
      At value (Note 1) .............................   $  165,482,286    $   47,453,508
   Cash .............................................            4,009               876
   Dividends and interest receivable, at value ......        2,423,908           100,725
   Receivable for capital shares sold ...............          287,319            72,226
   Other assets .....................................           40,057            72,934
                                                        --------------    --------------
      TOTAL ASSETS ..................................      168,237,579        47,700,269
                                                        --------------    --------------

LIABILITIES
   Distributions payable ............................          269,036                --
   Payable for capital shares redeemed ..............          715,499           123,832
   Accrued investment advisory fees (Note 2) ........           55,269            15,324
   Accrued distribution fees (Note 2) ...............           62,274             9,578
   Accrued shareholder servicing fees (Note 2) ......            5,003                --
   Accrued administration fees (Note 2) .............           16,200             4,500
   Accrued transfer agent fees (Note 2) .............            5,800             1,900
   Other accrued expenses and liabilities ...........           21,491            74,716
                                                        --------------    --------------
      TOTAL LIABILITIES .............................        1,150,572           229,850
                                                        --------------    --------------

NET ASSETS ..........................................   $  167,087,007    $   47,470,419
                                                        ==============    ==============

NET ASSETS CONSIST OF:
   Paid-in capital ..................................   $  167,288,507    $   58,988,616
   Undistributed (distributions in excess of) net
      investment income .............................       (2,614,497)            3,286
   Accumulated net realized gains (losses)
      from security and foreign currency transactions        7,038,934        (3,862,067)
   Net unrealized depreciation
      on investments and foreign currencies .........       (4,625,937)       (7,659,416)
                                                        --------------    --------------
Net assets ..........................................   $  167,087,007    $   47,470,419
                                                        ==============    ==============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)      APRIL 30, 2009 (UNAUDITED)

                                                              NORTH AMERICAN        ISI
                                                             GOVERNMENT BOND      STRATEGY
                                                                   FUND             FUND
---------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK
   OUTSTANDING OF $0.001 PAR VALUE
   ISI Class A Shares (50,000,000 shares authorized) ......       18,851,310               --
                                                              ==============   ==============
   ISI Class C Shares (5,000,000 shares authorized) .......        3,258,270               --
                                                              ==============   ==============
   ISI Shares (25,000,000 shares authorized) ..............               --        5,128,489
                                                              ==============   ==============

NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   ISI Class A Shares (based on net assets of $142,494,621)   $         7.56   $           --
                                                              ==============   ==============
   ISI Class C Shares (based on net assets of $24,592,386)*   $         7.55   $           --
                                                              ==============   ==============
   ISI Shares .............................................   $           --   $         9.26
                                                              ==============   ==============

MAXIMUM OFFERING PRICE VALUE PER SHARE
   (100/97) X NET ASSET VALUE PER SHARE
   ISI Class A Shares .....................................   $         7.79   $           --
                                                              ==============   ==============
   ISI Shares .............................................   $           --   $         9.55
                                                              ==============   ==============

* Contingent deferred sales charge of 1.00% is imposed on the sale of shares if redeemed within the first year of purchase.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS             SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)

                                                        TOTAL RETURN      MANAGED
                                                         US TREASURY     MUNICIPAL
                                                            FUND           FUND
-----------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .........................................   $  1,726,084   $  1,701,196
                                                        ------------   ------------

EXPENSES
   Investment advisory fees (Note 2) ................        149,510        163,609
   Distribution fees (Note 2) .......................        158,970        102,256
   Administration fees (Note 2) .....................         74,472         48,067
   Professional fees ................................         35,637         27,399
   Registration fees ................................         14,541         17,168
   Transfer agent fees (Note 2) .....................         17,318          6,264
   Compliance consulting fees (Note 2) ..............         11,722          7,248
   Directors' fees and expenses .....................         10,054          6,423
   Custodian fees ...................................          8,153          4,845
   Other expenses ...................................         28,327         13,473
                                                        ------------   ------------
      TOTAL EXPENSES ................................        508,704        396,752
                                                        ------------   ------------

NET INVESTMENT INCOME ...............................      1,217,380      1,304,444
                                                        ------------   ------------

REALIZED AND UNREALIZED
   GAINS ON INVESTMENTS
   Net realized gains from security transactions ....      6,950,835        182,071
   Net change in unrealized appreciation/depreciation
      on investments ................................      2,652,338      5,290,988
                                                        ------------   ------------

NET REALIZED AND UNREALIZED
   GAINS ON INVESTMENTS .............................      9,603,173      5,473,059
                                                        ------------   ------------

NET INCREASE IN
   NET ASSETS FROM OPERATIONS .......................   $ 10,820,553   $  6,777,503
                                                        ============   ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS             SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)

                                                           NORTH AMERICAN       ISI
                                                           GOVERNMENT BOND    STRATEGY
                                                                FUND            FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ............................................   $         --    $    455,759
   Interest .............................................      2,649,681         141,176
                                                            ------------    ------------
         TOTAL INVESTMENT INCOME ........................      2,649,681         596,935
                                                            ------------    ------------
EXPENSES
   Investment advisory fees (Note 2) ....................        338,060          93,407
   Distribution fees (Note 2):
      ISI Class A Shares ................................        291,417              --
      ISI Class C Shares ................................         87,457              --
      ISI Shares ........................................             --          58,379
   Administration fees (Note 2) .........................         98,975          27,286
   Professional fees ....................................         43,523          20,236
   Transfer agent fees (Note 2):
      ISI Class A Shares ................................         30,271              --
      ISI Class C Shares ................................          5,220              --
      ISI Shares ........................................             --          11,610
   Shareholder servicing fees (Note 2):
      ISI Class C Shares ................................         29,152              --
   Registration fees ....................................          9,602          16,234
   Registration fees - ISI Class A Shares ...............          9,026              --
   Registration fees - ISI Class C Shares ...............          5,550              --
   Compliance consulting fees (Note 2) ..................         15,763           4,887
   Directors' fees and expenses .........................         13,005           3,839
   Custodian fees .......................................         10,992           3,310
   Other expenses .......................................         36,826          31,730
                                                            ------------    ------------
         TOTAL EXPENSES .................................      1,024,839         270,918
                                                            ------------    ------------

NET INVESTMENT INCOME ...................................      1,624,842         326,017
                                                            ------------    ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS AND FOREIGN
   CURRENCIES (NOTES 1 AND 5)
   Net realized gains (losses) from:
      Security transactions .............................      7,944,463      (2,783,361)
      Foreign currency transactions .....................       (905,529)             --
   Net change in unrealized appreciation/depreciation on:
      Investments .......................................      2,743,042         347,918
      Foreign currency translation ......................        127,645              --
                                                            ------------    ------------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS AND
   FOREIGN CURRENCIES ...................................      9,909,621      (2,435,443)
                                                            ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ......................................   $ 11,534,463    $ (2,109,426)
                                                            ============    ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI TOTAL RETURN US TREASURY FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED             YEAR
                                                                APRIL 30,          ENDED
                                                                  2009           OCTOBER 31,
                                                               (UNAUDITED)          2008
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .................................   $    1,217,380    $    3,508,326
   Net realized gains from security transactions .........        6,950,835         1,336,175
   Net change in unrealized appreciation/
      depreciation on investments ........................        2,652,338           713,946
                                                             --------------    --------------
Net increase in net assets from operations ...............       10,820,553         5,558,447
                                                             --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ............................       (1,217,380)       (3,593,392)
   From net realized gains from security transactions ....               --          (802,706)
   In excess of net investment income ....................         (928,704)               --
                                                             --------------    --------------
Decrease in net assets from distributions to shareholders        (2,146,084)       (4,396,098)
                                                             --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............................        5,755,733         9,736,141
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ...................        1,473,173         3,006,912
   Payments for shares redeemed ..........................      (13,856,660)      (18,700,781)
                                                             --------------    --------------
Net decrease in net assets from capital share transactions       (6,627,754)       (5,957,728)
                                                             --------------    --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..................        2,046,715        (4,795,379)

NET ASSETS
   Beginning of period ...................................      119,972,698       124,768,077
                                                             --------------    --------------
   End of period .........................................   $  122,019,413    $  119,972,698
                                                             ==============    ==============

DISTRIBUTIONS IN EXCESS OF
   NET INVESTMENT INCOME .................................   $   (1,023,856)   $      (95,152)
                                                             ==============    ==============

CAPITAL SHARE ACTIVITY
   Sold ..................................................          561,982           994,698
   Reinvested ............................................          141,418           309,350
   Redeemed ..............................................       (1,325,756)       (1,921,166)
                                                             --------------    --------------
   Net decrease in shares outstanding ....................         (622,356)         (617,118)
   Shares outstanding, beginning of period ...............       12,510,639        13,127,757
                                                             --------------    --------------
   Shares outstanding, end of period .....................       11,888,283        12,510,639
                                                             ==============    ==============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                             SIX MONTHS
                                                                ENDED           YEAR
                                                              APRIL 30,        ENDED
                                                                2009         OCTOBER 31,
                                                             (UNAUDITED)        2008
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ................................   $  1,304,444    $  2,594,704
   Net realized gains from security transactions ........        182,071         124,614
   Net change in unrealized appreciation/
      depreciation on investments .......................      5,290,988      (3,752,876)
                                                            ------------    ------------
Net increase (decrease) in net assets from operations ...      6,777,503      (1,033,558)
                                                            ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ...........................     (1,303,878)     (3,320,777)
   From net realized gains from security transactions ...       (124,238)       (302,252)
                                                            ------------    ------------
Decrease in net assets from distributions to shareholders     (1,428,116)     (3,623,029)
                                                            ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ............................     12,608,511      14,259,928
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ..................        749,777       1,901,352
   Payments for shares redeemed .........................     (5,774,276)     (9,470,677)
                                                            ------------    ------------
Net increase in net assets from
   capital share transactions ...........................      7,584,012       6,690,603
                                                            ------------    ------------

TOTAL INCREASE IN NET ASSETS ............................     12,933,399       2,034,016

NET ASSETS
   Beginning of period ..................................     75,071,959      73,037,943
                                                            ------------    ------------
   End of period ........................................   $ 88,005,358    $ 75,071,959
                                                            ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME .....................   $        566    $         --
                                                            ============    ============

CAPITAL SHARE ACTIVITY
   Sold .................................................      1,207,228       1,370,154
   Reinvested ...........................................         71,883         181,645
   Redeemed .............................................       (549,231)       (903,279)
                                                            ------------    ------------
   Net increase in shares outstanding ...................        729,880         648,520
   Shares outstanding, beginning of period ..............      7,533,774       6,885,254
                                                            ------------    ------------
   Shares outstanding, end of period ....................      8,263,654       7,533,774
                                                            ============    ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI NORTH AMERICAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS
                                                                 ENDED             YEAR
                                                               APRIL 30,          ENDED
                                                                 2009           OCTOBER 31,
                                                              (UNAUDITED)          2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ................................   $    1,624,842    $    4,535,624
   Net realized gains from security and
      foreign currency transactions .....................        7,038,934         2,096,946
   Net change in unrealized appreciation/depreciation
      on investments and foreign currency translation ...        2,870,687        (6,447,206)
                                                            --------------    --------------
Net increase in net assets from operations ..............       11,534,463           185,364
                                                            --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      ISI Class A Shares ................................       (1,424,986)       (3,389,286)
      ISI Class C Shares ................................         (199,856)         (348,008)
   From net realized gains from security transactions
      ISI Class A Shares ................................               --        (2,557,037)
      ISI Class C Shares ................................               --          (357,527)
   Return of capital
      ISI Class A Shares ................................               --          (569,757)
      ISI Class C Shares ................................               --           (79,664)
   In excess of net investment income
      ISI Class A Shares ................................       (2,036,586)               --
      ISI Class C Shares ................................         (285,633)               --
                                                            --------------    --------------
Decrease in net assets from distributions to shareholders       (3,947,061)       (7,301,279)
                                                            --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold
      ISI Class A Shares ................................       21,117,783        43,826,856
      ISI Class C Shares ................................        5,729,551         8,998,180
   Net asset value of shares issued in reinvestment
      of distributions to shareholders
      ISI Class A Shares ................................        1,981,393         3,405,028
      ISI Class C Shares ................................          324,632           531,357
   Payments for shares redeemed
      ISI Class A Shares ................................      (27,564,142)      (32,470,695)
      ISI Class C Shares ................................       (3,051,953)       (4,808,955)
                                                            --------------    --------------
Net increase (decrease) in net assets from
   capital share transactions ...........................       (1,462,736)       19,481,771
                                                            --------------    --------------
TOTAL INCREASE IN NET ASSETS ............................        6,124,666        12,365,856
NET ASSETS
   Beginning of period ..................................      160,962,341       148,596,485
                                                            --------------    --------------
   End of period ........................................   $  167,087,007    $  160,962,341
                                                            ==============    ==============
DISTRIBUTIONS IN EXCESS OF
   NET INVESTMENT INCOME ................................   $   (2,614,497)   $     (292,278)
                                                            ==============    ==============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI NORTH AMERICAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                    SIX MONTHS
                                                       ENDED            YEAR
                                                     APRIL 30,         ENDED
                                                       2009          OCTOBER 31,
                                                    (UNAUDITED)         2008
--------------------------------------------------------------------------------
CAPITAL SHARE ACTIVITY
   Sold
      ISI Class A Shares .......................     2,769,444       5,760,050
      ISI Class C Shares .......................       751,641       1,176,213
   Reinvested
      ISI Class A Shares .......................       260,844         447,131
      ISI Class C Shares .......................        42,815          69,882
   Redeemed
      ISI Class A Shares .......................    (3,617,452)     (4,273,002)
      ISI Class C Shares .......................      (398,913)       (624,903)

   Net increase (decrease) in shares outstanding
      ISI Class A Shares .......................      (587,164)      1,934,179
      ISI Class C Shares .......................       395,543         621,192

   Shares outstanding, beginning of period
      ISI Class A Shares .......................    19,438,474      17,504,295
      ISI Class C Shares .......................     2,862,727       2,241,535
   Shares outstanding, end of period
      ISI Class A Shares .......................    18,851,310      19,438,474
      ISI Class C Shares .......................     3,258,270       2,862,727

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                             SIX MONTHS
                                                                ENDED           YEAR
                                                              APRIL 30,        ENDED
                                                                2009         OCTOBER 31,
                                                             (UNAUDITED)        2008
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ................................   $    326,017    $    736,224
   Net realized losses from security transactions .......     (2,783,361)       (971,359)
   Net change in unrealized appreciation/
      depreciation on investments .......................        347,918     (23,945,840)
                                                            ------------    ------------
Net decrease in net assets from operations ..............     (2,109,426)    (24,180,975)
                                                            ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ...........................       (357,186)       (738,026)
   From net realized gains from security transactions ...             --      (4,289,022)
                                                            ------------    ------------
Decrease in net assets from distributions to shareholders       (357,186)     (5,027,048)
                                                            ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ............................      1,882,431      11,373,856
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ..................        319,408       4,465,374
   Payments for shares redeemed .........................     (5,509,625)    (13,921,636)
                                                            ------------    ------------
Net increase (decrease) in net assets from
   capital share transactions ...........................     (3,307,786)      1,917,594
                                                            ------------    ------------

TOTAL DECREASE IN NET ASSETS ............................     (5,774,398)    (27,290,429)

NET ASSETS
   Beginning of period ..................................     53,244,817      80,535,246
                                                            ------------    ------------
   End of period ........................................   $ 47,470,419    $ 53,244,817
                                                            ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME .....................   $      3,286    $     34,455
                                                            ============    ============

CAPITAL SHARE ACTIVITY
   Sold .................................................        212,677         882,661
   Reinvested ...........................................         35,381         334,700
   Redeemed .............................................       (647,277)     (1,122,582)
                                                            ------------    ------------
   Net increase (decrease) in shares outstanding ........       (399,219)         94,779
   Shares outstanding, beginning of period ..............      5,527,708       5,432,929
                                                            ------------    ------------
   Shares outstanding, end of period ....................      5,128,489       5,527,708
                                                            ============    ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI TOTAL RETURN US TREASURY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED
                                           APRIL 30,                             YEARS ENDED OCTOBER 31,
                                             2009        ----------------------------------------------------------------------
                                          (UNAUDITED)       2008           2007           2006           2005           2004
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ..............     $     9.59     $     9.50     $     9.42     $     9.33     $     9.57     $     9.92
                                          ----------     ----------     ----------     ----------     ----------     ----------

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income (a).. ......           0.10           0.28           0.35           0.32           0.29           0.24
   Net realized and unrealized gains
      (losses) on investments.. .....           0.74           0.16           0.08           0.12          (0.16)          0.19
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations ....           0.84           0.44           0.43           0.44           0.13           0.43
                                          ----------     ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
   Dividends from net
      investment income .............          (0.10)         (0.28)         (0.34)         (0.35)         (0.25)         (0.23)
   Distributions from net
      realized gains ................             --          (0.07)         (0.00)*           --          (0.03)         (0.33)
   Return of capital ................             --             --          (0.01)            --          (0.09)         (0.22)
   In excess of net investment income          (0.07)            --             --             --             --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions .................          (0.17)         (0.35)         (0.35)         (0.35)         (0.37)         (0.78)
                                          ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ....     $    10.26     $     9.59     $     9.50     $     9.42     $     9.33     $     9.57
                                          ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN(b) .....................          8.79%(d)       4.61%          4.66%          4.83%          1.38%          4.64%
                                          ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) .     $  122,019     $  119,973     $  124,768     $  153,784     $  165,974     $  194,790
                                          ==========     ==========     ==========     ==========     ==========     ==========

Ratio of expenses to
   average net assets ...............          0.80%(e)       0.79%          0.79%          0.76%(c)       0.70%          0.69%

Ratio of net investment income to
   average net assets ...............          1.91%(e)       2.86%          3.68%          3.44%(c)       3.01%          2.56%

Portfolio turnover rate .............            91%(d)         70%            29%            51%            16%            31%
-------------------------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the period.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The October 31, 2006 ratios of expenses and net investment income to average net assets were unaffected by the waiver of distribution fees during the year.

(d)   Not annualized.

(e)   Annualized.

*     Amount less than $0.005 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED
                                           APRIL 30,                             YEARS ENDED OCTOBER 31,
                                             2009        ----------------------------------------------------------------------
                                          (UNAUDITED)       2008           2007           2006           2005           2004
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ..............     $     9.96     $    10.61     $    10.80     $    10.68     $    10.91     $    10.89
                                          ----------     ----------     ----------     ----------     ----------     ----------

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income  (a). ......           0.16           0.36           0.38           0.39           0.40           0.38
   Net realized and unrealized gains
      (losses) on investments.. .....           0.71          (0.50)         (0.14)          0.10          (0.27)          0.08
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations ....           0.87          (0.14)          0.24           0.49           0.13           0.46
                                          ----------     ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
   Dividends from net
      investment income .............          (0.16)         (0.47)         (0.34)         (0.34)         (0.36)         (0.44)
   Distributions from net
      realized gains ................          (0.02)         (0.04)         (0.09)         (0.03)            --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions .................          (0.18)         (0.51)         (0.43)         (0.37)         (0.36)         (0.44)
                                          ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ....     $    10.65     $     9.96     $    10.61     $    10.80     $    10.68     $    10.91
                                          ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN(b) .....................          8.78%(c)      (1.44%)         2.29%          4.68%          1.19%          4.26%
                                          ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) .     $   88,005     $   75,072     $   73,038     $   82,880     $   94,027     $  113,844
                                          ==========     ==========     ==========     ==========     ==========     ==========

Ratio of expenses to
   average net assets ...............          0.97%(d)       0.96%          0.94%          0.91%          0.86%          0.88%

Ratio of net investment income
   to average net assets ............          3.18%(d)       3.48%          3.57%          3.63%          3.64%          3.53%

Portfolio turnover rate .............             7%(c)          7%             5%             7%             7%            17%
-------------------------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the period.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI NORTH AMERICAN GOVERNMENT BOND FUND - CLASS A
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED
                                           APRIL 30,                             YEARS ENDED OCTOBER 31,
                                             2009        ----------------------------------------------------------------------
                                          (UNAUDITED)       2008           2007           2006           2005           2004
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ..............     $     7.22     $     7.53     $     7.41     $     7.34     $     7.41     $     7.73
                                          ----------     ----------     ----------     ----------     ----------     ----------

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income  (a) .......           0.08           0.23           0.26           0.25           0.26           0.24
   Net realized and unrealized
      gains (losses) on investments
      and foreign currencies ........           0.44          (0.18)          0.22           0.18           0.06           0.03
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations ....           0.52           0.05           0.48           0.43           0.32           0.27
                                          ----------     ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
   Dividends from net
      investment income .............          (0.08)         (0.19)         (0.35)         (0.30)         (0.31)         (0.16)
   Distributions from
      net realized gains ............             --          (0.14)            --          (0.01)         (0.03)         (0.08)
   Return of capital ................             --          (0.03)         (0.01)         (0.05)         (0.05)         (0.35)
   In excess of net investment income          (0.10)            --             --             --             --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions .................          (0.18)         (0.36)         (0.36)         (0.36)         (0.39)         (0.59)
                                          ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ....     $     7.56     $     7.22     $     7.53     $     7.41     $     7.34     $     7.41
                                          ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN(b) .....................          7.22%(d)       0.51%          6.71%          6.04%          4.39%          3.62%
                                          ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) .     $  142,495     $  140,326     $  131,748     $  146,854     $  177,101     $  204,266
                                          ==========     ==========     ==========     ==========     ==========     ==========

Ratio of expenses to
   average net assets ...............          1.12%(e)       1.11%          1.11%          1.06%(c)       1.04%          1.05%

Ratio of net investment income
   to average net assets ............          2.01%(e)       2.97%          3.54%          3.47%(c)       3.55%          3.22%

Portfolio turnover rate .............           106%(d)        108%            49%            53%            66%            47%
-------------------------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the period.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The October 31, 2006 ratios of expenses and net investment income to average net assets were unaffected by the waiver of distribution fees during the year.

(d)   Not annualized.

(e)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI NORTH AMERICAN GOVERNMENT BOND FUND - CLASS C
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED
                                           APRIL 30,                             YEARS ENDED OCTOBER 31,
                                             2009        ----------------------------------------------------------------------
                                          (UNAUDITED)       2008           2007           2006           2005           2004
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ..............     $     7.21     $     7.52     $     7.40     $     7.33     $     7.40     $     7.72
                                          ----------     ----------     ----------     ----------     ----------     ----------

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income (a).. ......           0.05           0.18           0.21           0.21           0.21           0.19
   Net realized and unrealized
      gains (losses) on investments
      and foreign currencies ........           0.45          (0.18)          0.22           0.17           0.06           0.02
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations ....           0.50           0.00           0.43           0.38           0.27           0.21
                                          ----------     ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
   Dividends from net
      investment income .............          (0.05)         (0.14)         (0.30)         (0.25)         (0.26)         (0.14)
   Distributions from
      net realized gains ............             --          (0.14)            --          (0.01)         (0.03)         (0.08)
   Return of capital ................             --          (0.03)         (0.01)         (0.05)         (0.05)         (0.31)
   In excess of net investment income          (0.11)            --             --             --             --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions .................          (0.16)         (0.31)         (0.31)         (0.31)         (0.34)         (0.53)
                                          ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ....     $     7.55     $     7.21     $     7.52     $     7.40     $     7.33     $     7.40
                                          ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN(b) .....................          6.89%(c)      (0.12%)         6.03%          5.35%          3.73%          2.91%
                                          ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) .     $   24,592     $   20,636     $   16,848     $   15,579     $   15,944     $   18,616
                                          ==========     ==========     ==========     ==========     ==========     ==========

Ratio of expenses to
   average net assets ...............          1.76%(d)       1.73%          1.74%          1.72%          1.69%          1.77%

Ratio of net investment income
   to average net assets ............          1.37%(d)       2.34%          2.93%          2.81%          2.89%          2.50%

Portfolio turnover rate .............           106%(c)        108%            49%            53%            66%            47%
-------------------------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the period.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED
                                           APRIL 30,                             YEARS ENDED OCTOBER 31,
                                             2009        ----------------------------------------------------------------------
                                          (UNAUDITED)       2008           2007           2006           2005           2004
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ..............     $     9.63     $    14.82     $    13.54     $    12.12     $    11.21     $    10.50
                                          ----------     ----------     ----------     ----------     ----------     ----------

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income (a).. ......           0.06           0.13           0.17           0.15           0.16           0.10
   Net realized and unrealized
      gains (losses) on investments
      and foreign currencies ........          (0.36)         (4.39)          1.65           1.42           0.91           0.70
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations ....          (0.30)         (4.26)          1.82           1.57           1.07           0.80
                                          ----------     ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
   Dividends from net
      investment income .............          (0.07)         (0.13)         (0.17)         (0.15)         (0.16)         (0.09)
   Distributions from
      net realized gains ............             --          (0.80)         (0.37)            --             --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions .................          (0.07)         (0.93)         (0.54)         (0.15)         (0.16)         (0.09)
                                          ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ....     $     9.26     $     9.63     $    14.82     $    13.54     $    12.12     $    11.21
                                          ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN(b) .....................         (3.12%)(c)    (30.49%)        13.79%         13.01%          9.59%          7.71%
                                          ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) .     $   47,470     $   53,245     $   80,535     $   69,438     $   60,205     $   44,920
                                          ==========     ==========     ==========     ==========     ==========     ==========

Ratio of net expenses
   to average net assets ............          1.16%(d)       0.99%          0.96%          0.95%          0.94%          1.12%

Ratio of net investment income
   to average net assets ............          1.40%(d)       1.02%          1.21%          1.17%          1.33%          0.92%

Portfolio turnover rate .............            34%(c)         42%            62%            41%            30%            66%
-------------------------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the period.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.    ORGANIZATION

      Total Return US Treasury Fund, Inc. ("Total Return"), Managed Municipal Fund, Inc. ("Managed Municipal"), North American Government Bond Fund, Inc. ("North American") and ISI Strategy Fund, Inc. ("Strategy") (each a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940 as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

      Total  Return's  investment  objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal's investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is to maximize total return through a combination of long-term growth of capital and current income.

      Total Return, Managed Municipal and Strategy each currently offer a single class of shares (ISI Shares) to investors. North American offers two classes of shares - ISI Class A Shares and ISI Class C Shares. ISI Shares and ISI Class A Shares are subject to a maximum front-end sales charge equal to 3.00%. A contingent deferred sales charge of 1.00% is imposed on the sale of ISI Class C Shares if redeemed within the first year of purchase.

      Total Return, Managed Municipal and Strategy are authorized to issue 115,000,000, 55,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class C Shares at $0.001 par value.

B.    VALUATION OF SECURITIES

      Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each Fund business day using the last reported sales price or the NASDAQ Official Closing Price ("NOCP") provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

      When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds' Boards of Directors (the "Board"). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds).

      If a fair value is required, the investment advisor, or the sub-advisor in the case of Strategy, determines the value of the security until the Board meets to establish the fair value of the security.

      As of April 30, 2009, there were no fair valued securities.

      The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

      Various  inputs  are  used  in  determining   the  value  of  each  Fund's
investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
Level 3 - significant unobservable inputs

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the inputs used to value the Funds' investments as of April 30, 2009:

                                                MANAGED        NORTH
                              TOTAL RETURN     MUNICIPAL      AMERICAN       STRATEGY
---------------------------------------------------------------------------------------
Level 1 - Quoted prices       $    865,000   $  8,806,000   $  1,069,000   $ 38,529,953
Level 2 - Other significant
   observable inputs           120,295,657     81,004,797    164,413,286      8,923,555
Level 3 - Significant
   unobservable inputs                  --             --             --             --
                              ------------   ------------   ------------   ------------
Total                         $121,160,657   $ 89,810,797   $165,482,286   $ 47,453,508
                              ============   ============   ============   ============

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

C.    SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. With respect to North American, income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D.    DISTRIBUTIONS

      Total Return declares distributions daily, and North American declares monthly distributions at fixed rates approved by the Board. These distributions are paid monthly. To the extent that a Fund's net investment income is less than an approved fixed rate, some of its distributions may be designated as a return of capital. Managed Municipal declares and pays dividends monthly from its net investment income. Strategy declares and pays dividends quarterly from its net investment income. Net realized capital gains, if any, are distributed at least annually. The Funds record dividends and distributions on the ex-dividend date.

E.    FEDERAL INCOME TAXES

      Each Fund has a policy to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. As provided therein in any fiscal year in which a Fund so qualifies and distributes at least 90% of all of its net taxable income, the Fund (but not its shareholders) will be relieved of Federal income tax on the income distributed. In addition, by distributing in each calendar year substantially all of its net investment income and net realized capital gains, a Fund will not be subject to Federal excise taxes. Accordingly, no Federal income or excise taxes have been accrued.

F.    FOREIGN CURRENCY TRANSLATION

      The Funds maintain their accounting records in U.S. dollars. North American determines the U.S. dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

      Net realized gains and losses on foreign currency transactions shown on North American's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on North American's books and the U.S. dollar equivalent of the amounts actually received or paid. That portion of realized gains (losses) from security transactions that results from fluctuation in foreign currency exchange rates relating to the sale of foreign securities is not separately disclosed but is included in net realized gains (losses) from security transactions. That portion of unrealized gains and losses on investments that results from

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

fluctuations in foreign currency exchange rates is not separately disclosed but is included in the net change in unrealized appreciation/depreciation on investments.

G.    FORWARD FOREIGN CURRENCY CONTRACTS

      North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the U.S. dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the U.S. dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

      North American determines the net U.S. dollar value of the forward foreign currency contracts using prevailing exchange rates. As of April 30, 2009, there were no open forward currency contracts.

H.    REPURCHASE AGREEMENTS

      Each Fund may make short-term investments in repurchase agreements that are fully collateralized by U.S. government securities. Under the terms of a repurchase agreement, a financial institution sells U.S. government securities to a Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, a Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, a Fund's claim on the collateral may be subject to legal proceedings.

I.    ESTIMATES

      In preparing its financial statements in conformity with U.S. generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results may be different.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

      International Strategy & Investment, Inc. ("ISI") is the Funds' investment advisor. As compensation for its advisory services, Total Return pays ISI an annual fee based on the Fund's average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund's gross

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

interest income.  Managed Municipal,  North American and Strategy each pay
ISI a fee, which is calculated daily and paid monthly, at the annual rate of 0.40% of such Fund's average daily net assets.

      ISI has contractually agreed to waive its advisory fees and/or reimburse expenses of North American through February 28, 2010 to the extent necessary to limit the annual ordinary operating expenses of ISI Class C Shares to 1.85% of the average daily net assets attributable to such shares. During the six months ended April 30, 2009, ISI was not required to waive any advisory fees.

      Los Angeles Capital Management and Equity Research, Inc. is Strategy's Sub-Advisor and is responsible for managing the common stocks in Strategy's portfolio. The Sub-Advisor is paid by ISI, not Strategy.

      International Strategy &?Investment Group, Inc. ("ISI Group"), an affiliate of ISI, is the distributor for the Funds. Total Return, Managed
Municipal and Strategy each pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate up to 0.25% of their average daily net assets. North American's ISI Class A Shares and ISI Class C Shares pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate up to 0.40% and 1.00% (which may include up to 0.25% for shareholder servicing fees for each class) of their average daily net assets, respectively. During the six months ended April 30, 2009, North American Class A shares did not pay any shareholder servicing fees.

      During the six months ended April 30, 2009, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal and Strategy of $7,764, $11,000 and $2,025, respectively, and earned commissions of $10,810 on sales of ISI Class A Shares of North American. ISI Group retained $6,208 of contingent deferred sales charges on redemptions of ISI Class C Shares of North American during the six months ended April 30, 2009.

      Ultimus Fund Solutions, LLC ("Ultimus") is the administrator and fund accountant for the Funds pursuant to the terms of a Mutual Fund Services Agreement. Ultimus supplies internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board. Ultimus also calculates the net asset value per share of each Fund and provides information necessary to prepare the Funds' financial statements and tax returns. For the performance of these services, the Funds pay Ultimus a fee at the annual rate of 0.10% of the combined average value of their daily net assets up to $500 million, 0.075% of such assets from $500 million to $1 billion, and 0.06% of such assets in excess of $1 billion, subject to an annual minimum fee of $500,000.

      Ultimus also maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of $20 for each direct account and $15 for certain accounts established through financial intermediaries; provided, however, that the minimum monthly fee is $1,000. In addition, the Funds reimburse Ultimus for its out-of-pocket expenses including, but not limited to, postage and supplies.

      EJV Financial Services, LLC ("EJV") provides certain compliance services to the Funds. Edward J. Veilleux, Vice President and Chief Compliance Officer of the Funds, is also a principal of EJV Financial Services, LLC. The Funds pay EJV $18,750 quarterly for providing CCO?services. In addition, the Funds reimburse EJV for any reasonable out-of-pocket expenses relating to these compliance services.

NOTE 3 - FEDERAL INCOME TAX

      The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with Federal tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences may be either temporary or permanent in nature. To the extent they are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arose. The reclassifications have no impact on the net assets or net asset value per share of the Funds.

      The  Funds  determine  their  net  investment   income  and  capital  gain
distributions in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

      During the periods ended April 30, 2009 and October 31, 2008, the tax character of distributions paid by each of the Funds was as follows:

                             ORDINARY                 TAX-EXEMPT                LONG-TERM                 RETURN OF
                              INCOME                    INCOME                CAPITAL GAINS                CAPITAL
                    ------------------------   -----------------------   -----------------------   -----------------------
                     APRIL 30,    OCTOBER 31,   APRIL 30,   OCTOBER 31,   APRIL 30,   OCTOBER 31,   APRIL 30,   OCTOBER 31,
                       2009          2008         2009         2008         2009         2008         2009         2008
Total Return        $2,146,084*   $3,921,060   $       --   $       --   $       --   $  475,038   $       --   $       --
Managed Municipal        9,779        94,841    1,294,099    3,241,083      124,238      287,105           --           --
North American       3,947,061*    5,382,558           --           --           --    1,269,300           --      649,421
Strategy               357,186       809,371           --           --           --    4,217,677           --           --

* A portion of the ordinary income is short-term gains that are taxed as ordinary income for tax purposes. However, these short-term gains may be offset by losses incurred through October 31, 2009 and therefore could be treated as return of capital.

      FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax benefit or expense in the current year. As required by FIN 48, management has concluded that no provision for income tax is required in these financial statements. The statute of limitations on each Fund's tax returns remains open for the years ended October 31, 2006 through October 31, 2008.

      As  of  April  30,  2009,   the  components  of   distributable   earnings
(accumulated losses) on a tax basis were as follows:

                                      TOTAL          MANAGED          NORTH
                                     RETURN         MUNICIPAL       AMERICAN        STRATEGY
----------------------------------------------------------------------------------------------
Undistributed ordinary income .   $  2,559,096    $     98,826    $  2,175,386    $         --
Undistributed tax-exempt income             --             747              --              --
Accumulated undistributed
   long-term capital gains ....      3,475,857         182,071       2,518,087              --
Capital loss carryforwards ....             --              --              --        (989,548)
Net unrealized appreciation
   (depreciation) .............        781,264       3,449,708      (4,625,937)     (7,742,238)
Other losses ..................             --              --              --      (2,786,411)
Other temporary differences ...       (107,974)        (98,969)       (269,036)             --
                                  ------------    ------------    ------------    ------------
Total .........................   $  6,708,243    $  3,632,383    $   (201,500)   $(11,518,197)
                                  ============    ============    ============    ============

      As of October 31, 2008, Strategy had a capital loss carryforward of $989,548, which expires October 31, 2016. This capital loss carryforward may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

      The difference between the federal income tax cost of portfolio investments and the financial statement cost for Strategy is due to certain timing differences in the recognition of capital gains or losses under income tax reporting regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

NOTE 4 - INVESTMENT TRANSACTIONS

      The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2009 were as follows:

                   NON-US GOVERNMENT OBLIGATIONS    US GOVERNMENT OBLIGATIONS
                   -----------------------------  ------------------------------
                      PURCHASES        SALES       PURCHASES         SALES
--------------------------------------------------------------------------------
Total Return       $         --   $         --   $ 87,675,091   $101,682,158
Managed Municipal      9,738,001      5,100,000             --             --
North American         9,345,234      3,371,541    119,062,289    129,728,422
Strategy               6,446,994      7,459,387      9,065,535      9,591,656

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - MARKET AND CREDIT RISK

      North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in U.S. government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the U.S. economy or the prices of U.S. government securities in the same manner. In addition, the value of bonds issued by non-U.S. governments may be affected by adverse international political and economic developments that may not impact the value of U.S. government securities.

NOTE 6 - CONTRACTUAL OBLIGATIONS

      In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and believe the risk of loss thereunder to be remote.

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy's portfolio is
available,   without  charge  and  upon  request,  by  calling  (800)  955-7175.
Information regarding how Strategy voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling (800) 955-7175 or on the Security and Exchange Commission's ("SEC") website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

ISI INTERNATIONAL STRATEGY AND INVESTMENT
PRIVACY NOTICE FOR ISI MUTUAL FUNDS

PRIVACY POLICY

The mutual funds in the ISI Fund Complex ("the Funds") believe that your privacy is extremely important. We are firmly committed to protecting any personal or financial information you provide to us as well as information about your transactions with us, such as transaction amounts, account balance and account holdings ("Personal Information"). We use Personal Information only to develop and deliver products and services that you request and to fulfill any applicable legal and regulatory requirements. We do not disclose Personal Information about you or our former customers except to our affiliates and service providers. We require our employees, affiliates and service providers to maintain appropriate safeguards to ensure the security of your non-public information.

LIMITS OF USE OF PERSONAL INFORMATION

We limit the use, collection and retention of customer information to what is necessary to provide personal financial services and related products. We have security practices and procedures in place to ensure the confidentiality and security of your Personal Information.

ACCURACY OF PERSONAL INFORMATION

We strive to keep your personal and financial information accurate. If our records are incorrect or out-of-date, please notify us immediately by contacting the Service Center listed on your account statement.

CHANGE TO OUR POLICIES

If you have any privacy or security questions, please contact us at 800-882-8585. We may, at our discretion, change this Privacy Policy at any time. If we make material changes to the policy, we will provide you with notice of these changes.

--------------------------------------------------------------------------------
ISI   International
      Strategy &
      Investment
--------------------------------------------------------------------------------

            LOUIS E. LEVY              EDWARD J. VEILLEUX
            CHAIRMAN                   VICE PRESIDENT
                                       CHIEF COMPLIANCE OFFICER
            W. MURRAY JACQUES
            DIRECTOR                   THOMAS D. STEVENS*
                                       VICE PRESIDENT
            EDWARD A. KUCZMARSKI
            DIRECTOR                   STEPHEN V. KILLORIN
                                       VICE PRESIDENT
            R. ALAN MEDAUGH
            PRESIDENT                  MARGARET M. BEELER
            DIRECTOR                   VICE PRESIDENT
                                       SECRETARY
            NANCY LAZAR
            VICE PRESIDENT             MARK J. SEGER
                                       TREASURER
            CARRIE L. BUTLER
            VICE PRESIDENT             EDWARD S. HYMAN
                                       SENIOR ECONOMIC ADVISOR

                                       *     Thomas D. Stevens is an officer
                                             for only the ISI Strategy Fund.

--------------------------------------------------------------------------------
                                       INVESTMENT ADVISOR
--------------------------------------------------------------------------------
                                             ISI, INC.
                                             40 WEST 57TH STREET, 18TH FLOOR
                                             NEW YORK, NY 10019
                                             (800) 955-7175

--------------------------------------------------------------------------------
                                       SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------
                                             ULTIMUS FUND SOLUTIONS, LLC
                                             P.O. BOX 460707
                                             CINCINNATI, OH 45246-0707

--------------------------------------------------------------------------------
                                       DISTRIBUTOR
--------------------------------------------------------------------------------
                                             ISI GROUP, INC.
                                             40 WEST 57TH STREET, 18TH FLOOR
                                             NEW YORK, NY 10019
                                             (800) 955-7175

--------------------------------------------------------------------------------

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Total Return US Treasury Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ R. Alan Medaugh
                              --------------------------------------------------
                                    R. Alan Meduagh, President

Date          June 29, 2009
         -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ R. Alan Medaugh
                              --------------------------------------------------
                                    R. Alan Medaugh, President

Date          June 29, 2009
         -------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          June 29, 2009
         -------------------------

* Print the name and title of each signing officer under his or her signature.